UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

31 West 52nd Street 18th Floor New York, NY 10019

(Address of principal executive offices) (Zip code)

Kevin LeBlanc, TD Asset Management USA Funds Inc.

399 Park Avenue 32nd Floor New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-650-3914

Date of fiscal year end: January 31, 2014

Date of reporting period: July 31, 2013

Item 1. Reports to Stockholders.

TD Asset Management

SEMIANNUAL REPORT

July 31, 2013 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Core Bond Fund

–	Institutional Class
–	Advisor Class

TDAM High Yield Bond Fund

–	Institutional Class
–	Advisor Class

TDAM U.S. Equity Income Fund

–	Institutional Class
–	Advisor Class

TDAM U.S. Large Cap Core Equity Fund

–	Institutional Class
–	Advisor Class

TDAM Global Equity Income Fund

–	Institutional Class
–	Advisor Class

TDAM Global Low Volatility Equity Fund

–	Institutional Class
–	Advisor Class

TDAM Global All Cap Fund

–	Institutional Class
–	Advisor Class

TDAM Target Return Fund

–	Institutional Class
–	Advisor Class

TDAM U.S. Small-Mid Cap Equity Fund

–	Institutional Class
–	Advisor Class

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk	Peter B. M. Eby
Interested Director	Corporate Director
James E. Kelly Consultant and Attorney	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.
EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 31 West 52nd Street New York, NY 10019	Transfer Agent Citi Fund Services Ohio, Inc. 200 South 108th Avenue Omaha, NE 68154-2631
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019 Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Custodian BNY Mellon One Wall Street New York, NY 10286
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

The first half of the fiscal year was an exciting one for us here at TD Asset Management USA as we launched a number of new funds in March and another in May, broadening our selection of investment solutions. Since the funds were launched, financial markets have been mixed, with equities climbing while fixed income securities declined.

Spurred by a strong start to the year, world equity markets were positive over the March 21-July 31, 2013 period in spite of volatility that arose as investors began to worry about the potential reduction of the U.S. Federal Reserve’s (the Fed) asset purchases, which currently total $85 billion per month. For most of the period, investor confidence was buoyed by improving economic data from the U.S. and by ongoing accommodative monetary policies, most notably from the Fed, the Bank of Japan and the European Central Bank.

In the U.S., ample liquidity and improving economic data, particularly from the housing, manufacturing, retail and employment sectors, drove equities higher. With the housing sector showing notable improvements and jobs data continuing to improve, confidence in the health of the country’s economy is being restored. Indeed, both the Conference Board Consumer Confidence index and the NFIB Small Business Optimism index recently reached multi-year highs. Strong retail sales and auto sales figures are a further indication of consumer confidence and also suggest that consumers are recovering from several years of deleveraging. Based on the second estimate, the U.S. economy grew at an annualized rate of 2.5% in the second quarter of 2013, up from 1.8% in the first quarter. Meanwhile, inflation remains benign; the annual headline rate was 2% in July and the annual core rate was 1.7%.

Internationally, Japanese equities gained as they benefitted from the new government’s aggressive monetary policies. Stocks climbed as a weaker yen improved export competitiveness and investors anticipated further fiscal and structural reform. European equities were also positive over the period. The euro zone continued to face challenges; however, economic data showed some signs of stabilization and the European Central Bank continued with its monetary easing policies. While global equities gained overall during the period, Canadian and emerging market equities struggled. Canadian equities were dragged down by a beleaguered materials sector, which was hard hit by waning demand for gold and other precious metals. Emerging markets declined amid higher inter-bank lending rates and tighter credit conditions in China.

Over the period, the performance of the U.S. dollar was mixed against a basket of foreign currencies, which led to mixed impacts on international investment returns in U.S. dollar terms. The U.S. dollar rose against the Canadian dollar and Japanese yen but declined against the euro and British pound.

Overall, fixed income indicies posted negative results for the period as both Treasuries and corporate bonds declined. While yields did rise over the period, they remain low in absolute terms. For example, 10-year Treasury yields appreciated notably in May and June amid improvements in the U.S. economy, but they still offer only a slight advantage over inflation. Corporate bond yields are also low from a historical perspective, but they continue to offer a yield advantage over government bonds.

To assist the economic recovery, the Fed maintained its highly accommodative stance. The Fed’s overall policy remained almost unchanged as it held rates in the zero to 0.25% range over the period. In its July 31, 2013 policy announcement, the Fed maintained the employment and inflation thresholds (unemployment below 6.5% and inflation above 2.5%) at which it will consider a change in rates. It noted that the economy was growing modestly in spite of fiscal constraints and commented that if inflation remains below the 2% target for an extended time, there could be risks to economic growth. The Fed announced that its asset purchase program will continue at a pace of $85 billion per month, but offered no clues about when it plans to begin tapering the program.

Looking Ahead

Heading into the second half of the fiscal year, financial markets continue to be influenced by both global and domestic factors. We remain of the view that we are in a period of low global economic growth and low investment returns. We continue to be mindful of macro economic factors, including slow global economic growth and elevated sovereign debt levels. While challenges remain, the probability of extreme economic and market outcomes has decreased recently, aided by economic improvements in the U.S. and continuing high levels of central bank liquidity globally. We expect the Fed and other key central banks will maintain their accommodative stances for some time to come.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

September 13, 2013

The Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial adviser. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (the period since inception through July 31, 2013).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value*	Ending Account Value 7/31/13	Annualized Expense Ratios	Expenses Paid During Period**
TDAM Core Bond Fund – Institutional Class
Actual	$1,000.00	$979.00	0.50%	$1.79	***
Hypothetical (5% Return before expenses)	1,000.00	1,022.32	0.50	2.51
TDAM Core Bond Fund – Advisor Class
Actual	1,000.00	979.00	0.50	1.79	***
Hypothetical (5% Return before expenses)	1,000.00	1,022.32	0.50	2.51
TDAM High Yield Bond Fund – Institutional Class
Actual	1,000.00	998.90	0.70	2.53	***
Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51
TDAM High Yield Bond Fund – Advisor Class
Actual	1,000.00	998.90	0.70	2.53	***
Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51
*	Beginning Account Value date is 3/21/13.
**	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
***	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 132/365 (to reflect the period since inception to period end).

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value*	Ending Account Value 7/31/13	Annualized Expense Ratios	Expenses Paid During Period**
TDAM U.S. Equity Income Fund – Institutional Class
Actual	$1,000.00	$1,097.10	0.80%	$3.03	***
Hypothetical (5% Return before expenses)	1,000.00	1,020.83	0.80	4.01
TDAM U.S. Equity Income Fund – Advisor Class
Actual	1,000.00	1,097.10	0.80	3.03	***
Hypothetical (5% Return before expenses)	1,000.00	1,020.83	0.80	4.01
TDAM U.S. Large Cap Core Equity Fund – Institutional Class
Actual	1,000.00	1,113.10	0.80	3.06	***
Hypothetical (5% Return before expenses)	1,000.00	1,020.83	0.80	4.01
TDAM U.S. Large Cap Core Equity Fund – Advisor Class
Actual	1,000.00	1,113.10	0.80	3.06	***
Hypothetical (5% Return before expenses)	1,000.00	1,020.83	0.80	4.01
TDAM Global Equity Income Fund – Institutional Class
Actual	1,000.00	1,076.00	1.00	3.75	***
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
TDAM Global Equity Income Fund – Advisor Class
Actual	1,000.00	1,076.00	1.00	3.75	***
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
TDAM Global Low Volatility Equity Fund – Institutional Class
Actual	1,000.00	1,012.00	0.90	3.27	***
Hypothetical (5% Return before expenses)	1,000.00	1,020.33	0.90	4.51
TDAM Global Low Volatility Equity Fund – Advisor Class
Actual	1,000.00	1,013.00	0.90	3.28	***
Hypothetical (5% Return before expenses)	1,000.00	1,020.33	0.90	4.51
TDAM Global All Cap Fund – Institutional Class
Actual	1,000.00	1,085.00	1.00	3.77	***
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
TDAM Global All Cap Fund – Advisor Class
Actual	1,000.00	1,085.00	1.00	3.77	***
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
TDAM Target Return Fund – Institutional Class
Actual	1,000.00	990.00	0.70	2.52	***
Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51
TDAM Target Return Fund – Advisor Class
Actual	1,000.00	990.00	0.70	2.55	***
Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51
TDAM U.S. Small-Mid Cap Equity Fund – Institutional Class
Actual	1,000.00	1,051.40	1.00	1.74	****
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
TDAM U.S. Small-Mid Cap Equity Fund – Advisor Class
Actual	1,000.00	1,051.40	1.00	1.74	****
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
*	Beginning Account Value date is 3/21/13 for all funds except for the TDAM U.S. Small-Mid Cap Equity Fund which is 5/30/13.
**	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
***	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 132/365 (to reflect the period since inception to period end).
****	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period since inception to period end).

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/13 (Unaudited)

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/13 (Unaudited) (Continued)

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/13 (Unaudited) (Concluded)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

Statements of Assets and Liabilities

July 31, 2013 (unaudited)

	TDAM Core Bond Fund	TDAM High Yield Bond Fund	TDAM U.S. Equity Income Fund	TDAM U.S. Large Cap Core Equity Fund	TDAM Global Equity Income Fund
ASSETS
Cost of investments and repurchase agreements (Note 2)	$9,996,487	$9,963,884	$4,966,092	$4,820,741	$5,030,253
Investments in securities, at value	$9,613,145	$9,810,554	$5,404,663	$5,364,640	$5,317,886
Repurchase agreements, at value (Note 2)	161,000	—	—	—	—
TOTAL INVESTMENTS	9,774,145	9,810,554	5,404,663	5,364,640	5,317,886
Cash	379	39,363	105,744	248,383	61,449
Foreign currency (Cost $0, $0, $0, $0 and $22,048)	—	—	—	—	22,193
Interest and dividends receivable	48,552	178,358	8,809	3,956	17,300
Receivable for investment securities sold	18,410	—	—	10,432	—
Due from Investment Manager and its affiliates (Note 3)	11,077	9,350	8,307	8,275	7,624
Reclaim receivable	—	—	—	—	3,974
TOTAL ASSETS	9,852,563	10,037,625	5,527,523	5,635,686	5,430,426
LIABILITIES
Dividends payable to shareholders	2,304	6,288	—	—	—
Payable for securities purchased	—	—	—	24,827	6,065
Other accrued expenses	64,864	64,654	45,087	45,191	42,274
TOTAL LIABILITIES	67,168	70,942	45,087	70,018	48,339
NET ASSETS	$9,785,395	$9,966,683	$5,482,436	$5,565,668	$5,382,087
Net assets consist of:
Paid-in-capital ($0.0001 par value; 1.3 billion, 1.2 billion, 1.2 billion, 1.2 billion and 1.2 billion shares authorized, respectively)	$10,051,693	$10,135,700	$5,028,665	$5,012,685	$5,000,020
Undistributed (Distributions in excess of) net investment income	(21,290)	(11)	5,894	637	76,550
Accumulated net realized gains (losses) from security transactions and foreign currency transactions	(22,666)	(15,676)	9,306	8,447	17,841
Net unrealized appreciation (depreciation) on security transactions and foreign currency transactions	(222,342)	(153,330)	438,571	543,899	287,676
Net assets, at value	$9,785,395	$9,966,683	$5,482,436	$5,565,668	$5,382,087
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$9.73	$9.83	$10.90	$11.10	$10.76
	($9,687,531 ÷ 995,214 shares)	($9,867,006 ÷ 1,003,634 shares)	($5,372,778 ÷ 492,698 shares)	($5,454,346 ÷ 491,172 shares)	($5,274,436 ÷ 490,001 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	$9.73	$9.83	$10.90	$11.10	$10.76
	($97,864 ÷ 10,054 shares)	($99,677 ÷ 10,139 shares)	($109,658 ÷ 10,056 shares)	($111,322 ÷ 10,025 shares)	($107,651 ÷ 10,001 shares)

Please see accompanying notes to financial statements.

Statements of Assets and Liabilities

July 31, 2013 (unaudited)

	TDAM Global Low Volatility Equity Fund		TDAM Global All Cap Fund	TDAM Target Return Fund	TDAM U.S. Small-Mid Cap Equity Fund
ASSETS
Cost of investments (Note 2)	$10,178,027		$9,341,728	$2,931,571	$4,823,763
Investments in securities, at value	$10,018,201		$10,164,932	$2,890,859	$5,060,689
Cash	79,284		699,917	107,221	153,896
Foreign currency (Cost $27,052, $30,720, $0 and $0)	26,874		31,093	—	—
Unrealized gain on forward foreign currency contracts	33,078		—	—	—
Interest and dividends receivable	26,198		3,590	14,557	2,360
Due from Investment Manager and its affiliates (Note 3)	5,740		4,494	11,420	11,555
Reclaim receivable	3,391		4,494	—	—
Receivable for investment securities sold	—		—	—	61,938
TOTAL ASSETS	10,192,766		10,908,520	3,024,057	5,290,438
LIABILITIES
Unrealized loss on forward foreign currency contracts	18,325		—	—	—
Payable for securities purchased	—		—	13,650	2,125
Other accrued expenses	49,439		57,260	42,676	29,142
TOTAL LIABILITIES	67,764		57,260	56,326	31,267
NET ASSETS	$10,125,002		$10,851,260	$2,967,731	$5,259,171
Net assets consist of:
Paid-in-capital ($0.0001 par value; 1.2 billion, 1.2 billion, 1.2 billion and 1.2 billion shares authorized, respectively)	$10,000,020		$10,000,020	$3,007,543	$5,001,763
Undistributed (Distributions in excess of) net investment income	98,143		51,664	2,739	(543)
Accumulated net realized gains (losses) from security transactions and foreign currency transactions	172,338		(24,086)	(1,839)	21,025
Net unrealized appreciation (depreciation) on security transactions and foreign currency transactions	(145,499)		823,662	(40,712)	236,926
Net assets, at value	$10,125,002		$10,851,260	$2,967,731	$5,259,171
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$10.12		$10.85	$9.87	$10.51
	($10,023,742 ÷ 990,001 shares)		($10,742,739 ÷ 990,001 shares)	($2,868,797 ÷ 290,742 shares)	($5,153,978 ÷ 490,175 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	$10.13	ˆ	$10.85	$9.87	$10.51
	($101,260 ÷ 10,001 shares)		($108,521 ÷ 10,001 shares)	($98,934 ÷ 10,027 shares)	($105,193 ÷ 10,005 shares)

ˆ	Net assets divided by shares do not calculate to the stated net asset value because net assets amount is shown rounded.

Please see accompanying notes to financial statements.

Statements of Operations

For the Periods Ended July 31, 2013 (unaudited)

	TDAM Core Bond Fund(1)	TDAM High Yield Bond Fund(1)	TDAM U.S. Equity Income Fund(1)	TDAM U.S. Large Cap Core Equity Fund(1)	TDAM Global Equity Income Fund(1)
INVESTMENT INCOME
Interest Income	$47,137	$184,710	$—	$—	$—
Dividend Income (net of withholding tax $0, $0, $269, $0 and $4,960)	10,215	—	54,726	30,805	95,287
	57,352	184,710	54,726	30,805	95,287
EXPENSES
Investment management fees (Note 3)	14,271	19,702	12,297	12,406	14,988
Directors' fees (Note 4)	9,946	9,946	9,946	9,946	9,946
Administration fees (Note 3)	1,784	1,791	946	954	937
Distribution fees (Note 3)	89	89	95	95	94
Professional fees	39,297	39,414	28,785	28,844	28,755
Pricing fees	14,282	14,282	5,846	5,847	5,847
Registration fees	12,428	12,432	12,158	12,160	12,158
Shareholder reports and mailing	4,030	4,030	4,030	4,030	4,030
Transfer agent fees	2,339	2,258	1,784	1,785	1,782
Custody fees	1,468	1,468	1,422	1,422	1,423
Other expenses	7,810	7,814	5,844	5,847	6,134
TOTAL EXPENSES	107,744	113,226	83,153	83,336	86,094
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(89,905)	(88,128)	(68,021)	(68,068)	(67,357)
NET EXPENSES	17,839	25,098	15,132	15,268	18,737
NET INVESTMENT INCOME	39,513	159,612	39,594	15,537	76,550
NET REALIZED GAIN (LOSS) FROM:
Security Transactions	(22,666)	(15,676)	9,306	8,447	19,353
Foreign Currency Transactions	—	—	—	—	(1,512)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Security Transactions	(222,342)	(153,330)	438,571	543,899	287,633
Foreign Currency Transactions	—	—	—	—	43
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS)	(245,008)	(169,006)	447,877	552,346	305,517
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(205,495)	$(9,394)	$487,471	$567,883	$382,067

(1)	Commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Statements of Operations

For the Periods Ended July 31, 2013 (unaudited)

	TDAM Global Low Volatility Equity Fund(1)	TDAM Global All Cap Fund(1)	TDAM Target Return Fund(1)	TDAM U.S. Small-Mid Cap Equity Fund(2)
INVESTMENT INCOME
Interest Income	$70	$—	$16,288	$—
Dividend Income (net of withholding tax $10,319, $2,415, $0 and $98)	130,831	89,078	2,804	9,883
	130,901	89,078	19,092	9,883
EXPENSES
Investment management fees (Note 3)	25,477	29,925	5,896	6,700
Directors' fees (Note 4)	9,946	9,946	9,946	3,965
Administration fees (Note 3)	1,820	1,870	536	419
Distribution fees (Note 3)	91	93	89	42
Professional fees	39,751	39,994	24,017	13,087
Registration fees	12,443	12,452	12,031	5,311
Pricing fees	5,847	5,847	14,281	2,546
Shareholder reports and mailing	4,030	4,030	4,030	2,507
Transfer agent fees	2,264	2,274	1,579	1,021
Custody fees	1,470	1,471	1,401	619
Other expenses	7,827	7,836	5,035	2,243
TOTAL EXPENSES	110,966	115,738	78,841	38,460
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(78,208)	(78,324)	(71,338)	(30,084)
NET EXPENSES	32,758	37,414	7,503	8,376
NET INVESTMENT INCOME	98,143	51,664	11,589	1,507
NET REALIZED GAIN (LOSS) FROM:
Security Transactions	85,489	(20,887)	(1,839)	21,025
Foreign Currency Transactions	86,849	(3,199)	—	—
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Security Transactions	(159,826)	823,204	(40,712)	236,926
Foreign Currency Transactions	14,327	458	—	—
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS)	26,839	799,576	(42,551)	257,951
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$124,982	$851,240	$(30,962)	$259,458

(1)	Commenced operations on March 21, 2013.
(2)	Commenced operations on May 30, 2013.

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Core Bond Fund	TDAM High Yield Bond Fund	TDAM U.S. Equity Income Fund
	March 21, 2013* to July 31, 2013 (unaudited)	March 21, 2013* to July 31, 2013 (unaudited)	March 21, 2013* to July 31, 2013 (unaudited)
OPERATIONS:
Net investment income	$39,513	$159,612	$39,594
Net realized gain (loss) from security transactions	(22,666)	(15,676)	9,306
Net change in unrealized appreciation (depreciation) on security transactions	(222,342)	(153,330)	438,571
Net increase (decrease) in net assets from operations	(205,495)	(9,394)	487,471
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Institutional Class	(60,195)	(158,027)	(33,026)
Advisor Class	(608)	(1,596)	(674)
Total dividends to shareholders	(60,803)	(159,623)	(33,700)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	9,900,000	9,900,010	4,900,010
Shares issued in reinvestment of dividends	51,166	134,323	28,072
Payments for shares redeemed	—	—	—
Net increase in net assets from Institutional Class shares	9,951,166	10,034,333	4,928,082
Advisor Class:
Proceeds from shares sold	100,010	100,010	100,010
Shares issued in reinvestment of dividends	517	1,357	573
Payments for shares redeemed	—	—	—
Net increase in net assets from Advisor Class shares	100,527	101,367	100,583
Net increase in net assets from capital share transactions	10,051,693	10,135,700	5,028,665
TOTAL INCREASE IN NET ASSETS	9,785,395	9,966,683	5,482,436
NET ASSETS:
Beginning of period	—	—	—
End of period	$9,785,395	$9,966,683	$5,482,436
Undistributed (Distributions in excess of) net investment income, end of period	$(21,290)	$(11)	$5,894
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	990,000	990,001	490,001
Shares issued in reinvestment of dividends	5,214	13,633	2,697
Shares redeemed	—	—	—
Net increase in Institutional Class shares	995,214	1,003,634	492,698
Advisor Class:
Shares sold	10,001	10,001	10,001
Shares issued in reinvestment of dividends	53	138	55
Shares redeemed	—	—	—
Net increase in Advisor Class shares	10,054	10,139	10,056
Net increase in shares	1,005,268	1,013,773	502,754

*	Commencement of operations.

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM U.S. Large Cap Core Equity Fund	TDAM Global Equity Income Fund	TDAM Global Low Volatility Equity Fund
	March 21, 2013* to July 31, 2013 (unaudited)	March 21, 2013* to July 31, 2013 (unaudited)	March 21, 2013* to July 31, 2013 (unaudited)
OPERATIONS:
Net investment income	$15,537	$76,550	$98,143
Net realized gain (loss) from security transactions and foreign currency transactions	8,447	17,841	172,338
Net change in unrealized appreciation (depreciation) on security transactions and foreign currency transactions	543,899	287,676	(145,499)
Net increase in net assets from operations	567,883	382,067	124,982
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Institutional Class	(14,602)	—	—
Advisor Class	(298)	—	—
Total dividends to shareholders	(14,900)	—	—
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	4,900,010	4,900,010	9,900,010
Shares issued in reinvestment of dividends	12,412	—	—
Payments for shares redeemed	—	—	—
Net increase in net assets from Institutional Class shares	4,912,422	4,900,010	9,900,010
Advisor Class:
Proceeds from shares sold	100,010	100,010	100,010
Shares issued in reinvestment of dividends	253	—	—
Payments for shares redeemed	—	—	—
Net increase in net assets from Advisor Class shares	100,263	100,010	100,010
Net increase in net assets from capital share transactions	5,012,685	5,000,020	10,000,020
TOTAL INCREASE IN NET ASSETS	5,565,668	5,382,087	10,125,002
NET ASSETS:
Beginning of period	—	—	—
End of period	$5,565,668	$5,382,087	$10,125,002
Undistributed net investment income, end of period	$637	$76,550	$98,143
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	490,001	490,001	990,001
Shares issued in reinvestment of dividends	1,171	—	—
Shares redeemed	—	—	—
Net increase in Institutional Class shares	491,172	490,001	990,001
Advisor Class:
Shares sold	10,001	10,001	10,001
Shares issued in reinvestment of dividends	24	—	—
Shares redeemed	—	—	—
Net increase in Advisor Class shares	10,025	10,001	10,001
Net increase in shares	501,197	500,002	1,000,002

*	Commencement of operations.

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Global All Cap Fund	TDAM Target Return Fund	TDAM U.S. Small-Mid Cap Equity Fund
	March 21, 2013* to July 31, 2013 (unaudited)	March 21, 2013* to July 31, 2013 (unaudited)	May 30, 2013* to July 31, 2013 (unaudited)
OPERATIONS:
Net investment income	$51,664	$11,589	$1,507
Net realized gain (loss) from security transactions and foreign currency transactions	(24,086)	(1,839)	21,025
Net change in unrealized appreciation (depreciation) on security transactions and foreign currency transactions	823,662	(40,712)	236,926
Net increase (decrease) in net assets from operations	851,240	(30,962)	259,458
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	(8,555)	(2,009)
Advisor Class	—	(295)	(41)
Total dividends to shareholders	—	(8,850)	(2,050)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	9,900,010	2,900,010	4,900,010
Shares issued in reinvestment of dividends	—	7,272	1,708
Payments for shares redeemed	—	—	—
Net increase in net assets from Institutional Class shares	9,900,010	2,907,282	4,901,718
Advisor Class:
Proceeds from shares sold	100,010	100,010	100,010
Shares issued in reinvestment of dividends	—	251	35
Payments for shares redeemed	—	—	—
Net increase in net assets from Advisor Class shares	100,010	100,261	100,045
Net increase in net assets from capital share transactions	10,000,020	3,007,543	5,001,763
TOTAL INCREASE IN NET ASSETS	10,851,260	2,967,731	5,259,171
NET ASSETS:
Beginning of period	—	—	—
End of period	$10,851,260	$2,967,731	$5,259,171
Undistributed (Distributions in excess of) net investment income, end of period	$51,664	$2,739	$(543)
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	990,001	290,001	490,001
Shares issued in reinvestment of dividends	—	741	174
Shares redeemed	—	—	—
Net increase in Institutional Class shares	990,001	290,742	490,175
Advisor Class:
Shares sold	10,001	10,001	10,001
Shares issued in reinvestment of dividends	—	26	4
Shares redeemed	—	—	—
Net increase in Advisor Class shares	10,001	10,027	10,005
Net increase in shares	1,000,002	300,769	500,180

*	Commencement of operations.

Please see accompanying notes to financial statements.

Financial Highlights

For the periods ended July 31, 2013 (unaudited)

For a Share Outstanding Throughout the Periods

Institutional Class(2)
2013
TDAM Core Bond Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.040
Net realized and unrealized loss on investments	(0.249)
Total from operations	(0.209)
Dividends from net investment income	(0.061)
Distributions from net realized gains	—
Total dividends and distributions	(0.061)
Net asset value, end of period	$9.73
Total investment return†	(2.10)%
Net assets end of period (000)	$9,687
Ratio of net expenses to average net assets	0.50%‡
Ratio of total expenses to average net assets	3.02%‡
Ratio of net investment income to average net assets	1.11%‡
Portfolio turnover rate	19%

Advisor Class(3)
2013
TDAM Core Bond Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.040
Net realized and unrealized loss on investments	(0.249)
Total from operations	(0.209)
Dividends from net investment income	(0.061)
Distributions from net realized gains	—
Total dividends and distributions	(0.061)
Net asset value, end of period	$9.73
Total investment return†	(2.10)%
Net assets end of period (000)	$98
Ratio of net expenses to average net assets	0.50%‡
Ratio of total expenses to average net assets	3.27%‡
Ratio of net investment income to average net assets	1.11%‡
Portfolio turnover rate	19%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the periods ended July 31, 2013 (unaudited)

For a Share Outstanding Throughout the Periods

Institutional Class(2)
2013
TDAM High Yield Bond Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.160
Net realized and unrealized loss on investments	(0.171)
Total from operations	(0.011)
Dividends from net investment income	(0.159)
Distributions from net realized gains	—
Total dividends and distributions	(0.159)
Net asset value, end of period	$9.83
Total investment return†	(0.11)%
Net assets end of period (000)	$9,867
Ratio of net expenses to average net assets	0.70%‡
Ratio of total expenses to average net assets	3.16%‡
Ratio of net investment income to average net assets	4.46%‡
Portfolio turnover rate	10%

Advisor Class(3)
2013
TDAM High Yield Bond Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.160
Net realized and unrealized loss on investments	(0.171)
Total from operations	(0.011)
Dividends from net investment income	(0.159)
Distributions from net realized gains	—
Total dividends and distributions	(0.159)
Net asset value, end of period	$9.83
Total investment return†	(0.11)%
Net assets end of period (000)	$100
Ratio of net expenses to average net assets	0.70%‡
Ratio of total expenses to average net assets	3.41%‡
Ratio of net investment income to average net assets	4.46%‡
Portfolio turnover rate	10%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the periods ended July 31, 2013 (unaudited)

For a Share Outstanding Throughout the Periods

Institutional Class(2)
2013
TDAM U.S. Equity Income Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.080
Net realized and unrealized gain on investments	0.887
Total from operations	0.967
Dividends from net investment income	(0.067)
Distributions from net realized gains	—
Total dividends and distributions	(0.067)
Net asset value, end of period	$10.90
Total investment return†	9.71%
Net assets end of period (000)	$5,373
Ratio of net expenses to average net assets	0.80%‡
Ratio of total expenses to average net assets	4.39%‡
Ratio of net investment income to average net assets	2.09%‡
Portfolio turnover rate	4%

Advisor Class(3)
2013
TDAM U.S. Equity Income Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.080
Net realized and unrealized gain on investments	0.887
Total from operations	0.967
Dividends from net investment income	(0.067)
Distributions from net realized gains	—
Total dividends and distributions	(0.067)
Net asset value, end of period	$10.90
Total investment return†	9.71%
Net assets end of period (000)	$109
Ratio of net expenses to average net assets	0.80%‡
Ratio of total expenses to average net assets	4.64%‡
Ratio of net investment income to average net assets	2.09%‡
Portfolio turnover rate	4%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the periods ended July 31, 2013 (unaudited)

For a Share Outstanding Throughout the Periods

Institutional Class(2)
2013
TDAM U.S. Large Cap Core Equity Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.031
Net realized and unrealized gain on investments	1.099
Total from operations	1.130
Dividends from net investment income	(0.030)
Distributions from net realized gains	—
Total dividends and distributions	(0.030)
Net asset value, end of period	$11.10
Total investment return†	11.31%
Net assets end of period (000)	$5,455
Ratio of net expenses to average net assets	0.80%‡
Ratio of total expenses to average net assets	4.36%‡
Ratio of net investment income to average net assets	0.81%‡
Portfolio turnover rate	6%

Advisor Class(3)
2013
TDAM U.S. Large Cap Core Equity Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.031
Net realized and unrealized gain on investments	1.099
Total from operations	1.130
Dividends from net investment income	(0.030)
Distributions from net realized gains	—
Total dividends and distributions	(0.030)
Net asset value, end of period	$11.10
Total investment return†	11.31%
Net assets end of period (000)	$111
Ratio of net expenses to average net assets	0.80%‡
Ratio of total expenses to average net assets	4.61%‡
Ratio of net investment income to average net assets	0.81%‡
Portfolio turnover tate	6%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the periods ended July 31, 2013 (unaudited)

For a Share Outstanding Throughout the Periods

	Institutional Class(2)
	2013
TDAM Global Equity Income Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.154
Net realized and unrealized gain on investments	0.606
Total from operations	0.760
Dividends from net investment income	—
Distributions from net realized gains	—
Total dividends and distributions	—
Net asset value, end of period	$10.76
Total investment return†	7.60%
Net assets end of period (000)	$5,274
Ratio of net expenses to average net assets	1.00	%‡
Ratio of total expenses to average net assets	4.59	%‡
Ratio of net investment income to average net assets	4.09	%‡
Portfolio turnover rate	10%

	Advisor Class(3)
	2013
TDAM Global Equity Income Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.154
Net realized and unrealized gain on investments	0.606
Total from operations	0.760
Dividends from net investment income	—
Distributions from net realized gains	—
Total dividends and distributions	—
Net asset value, end of period	$10.76
Total investment return†	7.60%
Net assets end of period (000)	$108
Ratio of net expenses to average net assets	1.00	%‡
Ratio of total expenses to average net assets	4.84	%‡
Ratio of net investment income to average net assets	4.09	%‡
Portfolio turnover rate	10%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the periods ended July 31, 2013 (unaudited)

For a Share Outstanding Throughout the Periods

	Institutional Class(2)
	2013
TDAM Global Low Volatility Equity Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.099
Net realized and unrealized gain on investments	0.021
Total from operations	0.120
Dividends from net investment income	—
Distributions from net realized gains	—
Total dividends and distributions	—
Net asset value, end of period	$10.12
Total investment return†	1.20%
Net assets end of period (000)	$10,024
Ratio of net expenses to average net assets	0.90	%‡
Ratio of total expenses to average net assets	3.05	%‡
Ratio of net investment income to average net assets	2.70	%‡
Portfolio turnover rate	9%

	Advisor Class(3)
	2013
TDAM Global Low Volatility Equity Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.099
Net realized and unrealized gain on investments	0.031
Total from operations	0.130
Dividends from net investment income	—
Distributions from net realized gains	—
Total dividends and distributions	—
Net asset value, end of period	$10.13
Total investment return†	1.30%
Net assets end of period (000)	$101
Ratio of net expenses to average net assets	0.90	%‡
Ratio of total expenses to average net assets	3.30	%‡
Ratio of net investment income to average net assets	2.70	%‡
Portfolio turnover rate	9%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the periods ended July 31, 2013 (unaudited)

For a Share Outstanding Throughout the Periods

	Institutional Class(2)
	2013
TDAM Global All Cap Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.052
Net realized and unrealized gain on investments	0.798
Total from operations	0.850
Dividends from net investment income	—
Distributions from net realized gains	—
Total dividends and distributions	—
Net asset value, end of period	$10.85
Total investment return†	8.50%
Net assets end of period (000)	$10,743
Ratio of net expenses to average net assets	1.00	%‡
Ratio of total expenses to average net assets	3.09	%‡
Ratio of net investment income to average net assets	1.38	%‡
Portfolio turnover rate	27%

	Advisor Class(3)
	2013
TDAM Global All Cap Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.052
Net realized and unrealized gain on investments	0.798
Total from operations	0.850
Dividends from net investment income	—
Distributions from net realized gains	—
Total dividends and distributions	—
Net asset value, end of period	$10.85
Total investment return†	8.50%
Net assets end of period (000)	$108
Ratio of net expenses to average net assets	1.00	%‡
Ratio of total expenses to average net assets	3.34	%‡
Ratio of net investment income to average net assets	1.38	%‡
Portfolio turnover rate	27%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the periods ended July 31, 2013 (unaudited)

For a Share Outstanding Throughout the Periods

Institutional Class(2)
2013
TDAM Target Return Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.039
Net realized and unrealized loss on investments	(0.139)
Total from operations	(0.100)
Dividends from net investment income	(0.030)
Distributions from net realized gains	—
Total dividends and distributions	(0.030)
Net asset value, end of period	$9.87
Total investment return†	(1.00)%
Net assets end of period (000)	$2,869
Ratio of net expenses to average net assets	0.70%‡
Ratio of total expenses to average net assets	7.35%‡
Ratio of net investment income to average net assets	1.08%‡
Portfolio turnover rate	6%

Advisor Class(3)
2013
TDAM Target Return Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.039
Net realized and unrealized loss on investments	(0.139)
Total from operations	(0.100)
Dividends from net investment income	(0.030)
Distributions from net realized gains	—
Total dividends and distributions	(0.030)
Net asset value, end of period	$9.87
Total investment return†	(1.00)%
Net assets end of period (000)	$99
Ratio of net expenses to average net assets	0.70%‡
Ratio of total expenses to average net assets	7.60%‡
Ratio of net investment income to average net assets	1.08%‡
Portfolio turnover rate	6%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

For the periods ended July 31, 2013 (unaudited)

For a Share Outstanding Throughout the Periods

Institutional Class(2)
2013
TDAM U.S. Small-Mid Cap Equity Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.003
Net realized and unrealized gain on investments	0.511
Total from operations	0.514
Dividends from net investment income	(0.004)
Distributions from net realized gains	—
Total dividends and distributions	(0.004)
Net asset value, end of period	$10.51
Total investment return†	5.14%
Net assets end of period (000)	$5,154
Ratio of net expenses to average net assets	1.00%‡
Ratio of total expenses to average net assets	4.59%‡
Ratio of net investment income to average net assets	0.18%‡
Portfolio turnover rate	6%

Advisor Class(3)
2013
TDAM U.S. Small-Mid Cap Equity Fund
Net asset value, beginning of period	$10.00
Net investment income(1)	0.003
Net realized and unrealized gain on investments	0.511
Total from operations	0.514
Dividends from net investment income	(0.004)
Distributions from net realized gains	—
Total dividends and distributions	(0.004)
Net asset value, end of period	$10.51
Total investment return†	5.14%
Net assets end of period (000)	$105
Ratio of net expenses to average net assets	1.00%‡
Ratio of total expenses to average net assets	4.84%‡
Ratio of net investment income to average net assets	0.18%‡
Portfolio turnover rate	6%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period.
(2)	Institutional Class shares commenced operations on May 30, 2013.
(3)	Advisor Class shares commenced operations on May 30, 2013.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2013 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. This shareholder report only applies to the following series of the Company (the “Funds”): the TDAM Core Bond Fund (the “Core Bond Fund”), the TDAM High Yield Bond Fund (the “High Yield Bond Fund”), the TDAM U.S. Equity Income Fund (the “U.S. Equity Income Fund”), the TDAM U.S. Large Cap Core Equity Fund (the “U.S. Large Cap Core Equity Fund”), the TDAM Global Equity Income Fund (the “Global Equity Income Fund”), the TDAM Global Low Volatility Equity Fund (the “Global Low Volatility Equity Fund”), the TDAM Global All Cap Fund (the “Global All Cap Fund”), the TDAM Target Return Fund (the “Target Return Fund”) and the TDAM U.S. Small-Mid Cap Equity Fund (the “U.S. Small-Mid Cap Equity Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified investment portfolio. The investment objective of the Core Bond Fund is to provide current income. The investment objective of the High Yield Bond Fund is to provide high current income. The investment objective of the U.S. Equity Income Fund is to provide income and moderate capital appreciation. The investment objective of the U.S. Large Cap Core Equity Fund is to provide long-term capital appreciation. The investment objective of the Global Equity Income Fund is to provide income and moderate capital appreciation. The investment objective of the Global Low Volatility Equity Fund is to provide long-term capital appreciation with less volatility than the broad global equity markets. The investment objective of the Global All Cap Fund is to provide long-term capital appreciation. The investment objective of the Target Return Fund is to achieve total return that exceeds the rate of return of the 1-month Treasury bill by 300 basis points (or 3%) on an annualized basis over a five year period regardless of market conditions. The investment objective of the U.S. Small-Mid Cap Equity Fund is to provide long-term capital appreciation.

On June 20, 2013, the Board of Directors approved the reclassification and designation of the shares of the Funds as follows:

Authorized Shares
Core Bond Fund
Institutional Class	1 billion
Advisor Class	300 million
High Yield Bond Fund
Institutional Class	1 billion
Advisor Class	200 million
U.S. Equity Income Fund
Institutional Class	1 billion
Advisor Class	200 million
U.S. Large Cap Core Equity Fund
Institutional Class	1 billion
Advisor Class	200 million
Global Equity Income Fund
Institutional Class	1 billion
Advisor Class	200 million
Global Low Volatility Equity Fund
Institutional Class	1 billion
Advisor Class	200 million
Global All Cap Fund
Institutional Class	1 billion
Advisor Class	200 million
Target Return Fund
Institutional Class	1 billion
Advisor Class	200 million
U.S. Small-Mid Cap Equity Fund
Institutional Class	1 billion
Advisor Class	200 million

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2013 (unaudited)

On September 24, 2013, the Board of Directors approved a change in the name of TDAM U.S. Equity Income Fund to “TDAM U.S. Equity Shareholder Yield Fund” and also approved a change in the name of TDAM Global Equity Income Fund to “TDAM Global Equity Shareholder Yield Fund”. These name changes became effective as of September 25, 2013.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Funds’ NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — The Funds’ securities and assets for which market quotations are readily available, are valued at the last quoted sale price on the primary exchange, market or system (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Securities with sixty days or less remaining until maturity may be valued at amortized cost. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, LLC (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of July 31, 2013, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2013 (unaudited)

active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended July 31, 2013, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Translation — Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts  — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of July 31, 2013, the Global Low Volatility Equity Fund held forward contracts. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2013 (unaudited)

contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counterparty to the forward contracts.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage backed and asset backed securities are recorded as an adjustment to interest income for financial reporting purposes.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the period ended July 31, 2013, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared and paid monthly by each of the Core Bond Fund and High Yield Bond Fund; quarterly by each of the U.S. Equity Income Fund, the U.S. Large Cap Core Equity Fund, the Target Return Fund, and the U.S. Small-Mid Cap Equity Fund; annually by each of the Global Equity Income Fund, the Global Low Volatility Equity Fund, and the Global All Cap Fund. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Global Equity Income Fund, Global All Cap Fund and the U.S. Small-Mid Cap Equity Fund, such annual investment management fee is equal to 0.80 of 1% of average daily net assets; with respect to the Global Low Volatility Equity Fund such annual investment management fee is equal to 0.70 of 1% of average daily net assets; with respect to each of the U.S. Equity Income Fund and the U.S. Large Cap Core Equity Fund such annual investment management fee is equal to 0.65 of 1% of average daily net assets; with respect to each of the High Yield Bond Fund and the Target Return Fund such annual investment management fee is equal to 0.55 of 1% of average daily net assets; and with respect to the Core Bond Fund such annual investment management fee is equal to 0.40 of 1% of average daily net assets.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2013 (unaudited)

The Investment Manager has contractually agreed to limit each Fund’s total operating expenses to the expense caps set out below for each class of each Fund. This limit excludes certain expenses, including any acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses. The Investment Manager is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated with respect to a Fund before the end of the Fund’s first year of operations unless approved by the Board of Directors.

Expense Cap
Core Bond Fund
Institutional Class	0.50%
Advisor Class	0.75%
High Yield Bond Fund
Institutional Class	0.70%
Advisor Class	0.95%
U.S. Equity Income Fund
Institutional Class	0.80%
Advisor Class	1.05%
U.S. Large Cap Core Equity Fund
Institutional Class	0.80%
Advisor Class	1.05%
Global Equity Income Fund
Institutional Class	1.00%
Advisor Class	1.25%
Global Low Volatility Equity Fund
Institutional Class	0.90%
Advisor Class	1.15%
Global All Cap Fund
Institutional Class	1.00%
Advisor Class	1.25%
Target Return Fund
Institutional Class	0.70%
Advisor Class	0.95%
U.S. Small-Mid Cap Equity Fund
Institutional Class	1.00%
Advisor Class	1.25%

The Investment Manager and its affiliates may also, from time to time, voluntarily waive or reimburse all or a part of a Fund’s operating expenses.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2013 (unaudited)

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. For its services, the Administrator is entitled to receive from each Fund an annual fee, payable monthly, of 0.05% of each Fund’s average daily net assets. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Advisor Class of each of the Funds to pay from its assets distribution fees at a rate not to exceed 0.25% of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to one or more principal underwriters, broker-dealers, other financial intermediaries, financial institutions (which may include banks), and others that enter into distribution, underwriting, sub-distribution, selling or service agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

For the period ended July 31, 2013, the Investment Manager and its affiliates earned, waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees	Investment Management Fees Waived/ Expenses Reimbursed	Administration Fees	Administration Fees Waived	Distribution Fees (Advisor Class)	Distribution Fees Waived (Advisor Class)
Core Bond Fund	$14,271	$88,032	$1,784	$1,784	$89	$89
High Yield Bond Fund	19,702	86,248	1,791	1,791	89	89
U.S. Equity Income Fund	12,297	66,980	946	946	95	95
U.S. Large Cap Core Equity Fund	12,406	67,019	954	954	95	95
Global Equity Income Fund	14,988	66,326	937	937	94	94
Global Low Volatility Equity Fund	25,477	76,297	1,820	1,820	91	91
Global All Cap Fund	29,925	76,361	1,870	1,870	93	93
Target Return Fund	5,896	70,713	536	536	89	89
U.S. Small-Mid Cap Equity Fund	6,700	29,623	419	419	42	42

All fees are earned, waived and reimbursed at the class level of each Fund, with the exception of Investment Management and Administration fees which are earned, waived and reimbursed at the fund level of each Fund.

As of July 31, 2013, fees which were previously waived by the Investment Manager pursuant to the Contractual Expense Limitations, which may be subject to possible future reimbursement to the Investment Manager were as follows:

	Potential Amount of Recovery	Expiration
Core Bond Fund	$89,816	1/31/16
High Yield Bond Fund	88,039	1/31/16
U.S. Equity Income Fund	67,926	1/31/16
U.S. Large Cap Core Equity Fund	67,973	1/31/16
Global Equity Income Fund	67,263	1/31/16
Global Low Volatility Equity Fund	78,117	1/31/16
Global All Cap Fund	78,231	1/31/16
Target Return Fund	71,249	1/31/16
U.S. Small-Mid Cap Equity Fund	30,042	1/31/16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2013 (unaudited)

As of July 31, 2013, the detail of the Due from Investment Manager and its affiliates on the Statements of Assets and Liabilities for each Fund are as follows:

	Investment Management Fees Payable	Investment Management Fees Waived/ Expenses Reimbursed	Administration Fees	Administration Fees Waived	Distribution Fees (Advisor Class)	Distribution Fees Waived (Advisor Class)
Core Bond Fund	$3,321	$14,398	$415	$415	$89	$89
High Yield Bond Fund	4,635	13,985	421	421	89	89
U.S. Equity Income Fund	2,987	11,294	230	230	95	95
U.S. Large Cap Core Equity Fund	3,040	11,315	234	234	95	95
Global Equity Income Fund	3,591	11,215	224	224	94	94
Global Low Volatility Equity Fund	5,988	11,728	428	428	91	91
Global All Cap Fund	7,262	11,756	454	454	93	93
Target Return Fund	1,384	12,804	126	126	89	89
U.S. Small-Mid Cap Equity Fund	3,481	15,036	218	218	42	42

Epoch Investment Partners, Inc., serves as investment sub-adviser to each of the U.S. Equity Income Fund, the U.S. Large Cap Core Equity Fund, the Global Equity Income Fund, the Global All Cap Fund and the U.S. Small-Mid Cap Equity Fund. Sub-adviser fees are paid by the Investment Manager, not the Funds.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $45,000 payable quarterly;
2.	a meeting fee of $5,000 for each regular meeting attended in person;
3.	a meeting fee of $2,500 for each regular meeting attended by telephone;
4.	for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	retainer for Independent Board Chair is $10,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $5,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2013 (unaudited)

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments, for the period ended July 31, 2013 were as follows:

	Core Bond Fund*	High Yield Bond Fund	U.S. Equity Income Fund
Purchases	$11,594,402	$10,808,268	$5,165,495
Sales and Maturities	$1,843,599	$908,500	$208,589

	U.S. Large Cap Core Equity Fund	Global Equity Income Fund	Global Low Volatility Equity Fund
Purchases	$5,106,344	$5,524,124	$10,945,779
Sales and Maturities	$293,900	$519,211	$851,889

	Global All Cap Fund	Target Return Fund	U.S. Small-Mid Cap Equity Fund
Purchases	$12,111,236	$1,688,611	$5,137,923
Sales and Maturities	$2,748,620	$92,155	$303,297

*	Includes purchases of $6,387,291 and sales of $1,343,757 of U.S. government securities.

Note 6 — Federal Income Taxes

It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current tax year end, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended January 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss) and accumulated net realized gain (loss).

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2013 (unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at July 31, 2013, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$9,996,487	$3,667	$(226,009)	$(222,342)
High Yield Bond Fund	9,963,884	14,290	(167,620)	(153,330)
U.S. Equity Income Fund	4,966,092	456,467	(17,896)	438,571
U.S. Large Cap Core Equity Fund	4,820,741	559,066	(15,167)	543,899
Global Equity Income Fund	5,030,253	342,291	(54,658)	287,633
Global Low Volatility Equity Fund	10,178,027	335,574	(495,400)	(159,826)
Global All Cap Fund	9,341,728	882,353	(59,149)	823,204
Target Return Fund	2,931,571	902	(41,614)	(40,712)
U.S. Small-Mid Cap Equity Fund	4,823,763	295,354	(58,428)	236,926

Note 7 — Market, Credit and Other Material Risks

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to changes in market conditions (income risk), interest rate changes and other factors (interest rate risk), the failure of the issuer of a security (e.g., a fixed income investment such as a bond or derivative involving a counterparty) to meet all its obligations (credit risk), or fluctuation in the stock markets in response to adverse economic, industry, political or regulatory developments (stock market risk). The impact of these risks will vary to the extent a Fund invests significantly in the types of instruments affected (e.g., equities or fixed income instruments). To the extent that a Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk (the risk that a particular investment is difficult or impossible to sell at a particular time or at an acceptable price).

Fixed income securities investments will expose a Fund to interest rate risk, which is the risk that a Fund’s fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline. A Fund will be subject to interest rate risk with respect to its investments in fixed rate debt securities, which generally will lose value in direct response to rising interest rates. To the extent a Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of a Fund that invests in floating rate debt securities.

The value of asset backed securities are also subject to interest rate and credit risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset backed securities. The value of a Fund’s asset backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

A Fund’s use of repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2013 (unaudited)

The value of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally, or due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Preferred stock is also subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise. In addition, certain equity-related investments will expose the Funds to specific risks. For example, the interests of Master Limited Partnerships (“MLPs”) are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP; MLPs are subject to liquidity risk and volatility risk (due to relatively more abrupt or erratic price movements than securities of larger or more broadly based companies). Similarly, investments in real estate investment trusts (“REITs”) involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates, and the failure of a company to qualify as a REIT under federal tax law may have adverse consequences. Moreover, equity securities generally have greater price volatility than fixed income securities.

An investment in an exchange-traded fund (“ETF”) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters. Furthermore, changes in foreign currency exchange rates may negatively affect the value of a Fund’s investments denominated in foreign currencies or reduce the returns of the Fund. Foreign risk factors that may apply to yankee bonds (debt obligations of U.S. issuers) include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Note 8 — New Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services — Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Funds’ financial statements.

Note 9 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements, except for the following:

On September 24, 2013, the Board of Directors approved a change in the name of TDAM U.S. Equity Income Fund to “TDAM U.S. Equity Shareholder Yield Fund” and also approved a change in the name of TDAM Global Equity Income Fund to “TDAM Global Equity Shareholder Yield Fund”. These name changes became effective as of September 25, 2013.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 39.3%
BANKS — 15.8%
Australia & New Zealand Banking Group
0.90%, 2/12/16	$100,000	$99,763
Bank of America
4.10%, 7/24/23	15,000	15,008
2.00%, 1/11/18	200,000	195,652
Bank of America MTN
3.30%, 1/11/23	75,000	70,606
Bank of Montreal MTN
1.40%, 9/11/17	50,000	49,000
Bank of Nova Scotia
4.38%, 1/13/21	45,000	48,829
BB&T MTN
1.60%, 8/15/17	40,000	39,443
Citigroup
3.38%, 3/1/23	60,000	57,256
Commonwealth Bank of Australia NY
1.25%, 9/18/15	100,000	100,988
JPMorgan Chase
4.95%, 3/25/20	25,000	27,529
3.20%, 1/25/23	65,000	61,507
3.15%, 7/5/16	70,000	73,415
1.80%, 1/25/18	90,000	88,206
PNC Funding
3.30%, 3/8/22	35,000	34,120
2.70%, 9/19/16	70,000	73,027
Royal Bank of Canada
1.15%, 3/13/15	100,000	100,831
US Bancorp MTN
1.65%, 5/15/17	50,000	50,015
Wells Fargo
4.60%, 4/1/21	25,000	27,211
3.50%, 3/8/22	50,000	50,505
1.50%, 1/16/18	115,000	112,366
0.89%, 4/23/18 (A)	50,000	50,002
Wells Fargo Bank
0.75%, 7/20/15	25,000	24,981
Westpac Banking
0.95%, 1/12/16	100,000	99,890
		1,550,150
CONSUMER DISCRETIONARY — 2.1%
Comcast
5.90%, 3/15/16	85,000	95,600
2.85%, 1/15/23	55,000	52,217
Discovery Communications
5.05%, 6/1/20	25,000	27,518
3.25%, 4/1/23	30,000	28,411
		203,746

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CONSUMER STAPLES — 3.6%
Anheuser-Busch InBev Worldwide
1.38%, 7/15/17	$50,000	$49,588
Coca-Cola
1.80%, 9/1/16	25,000	25,630
CVS Caremark
5.75%, 6/1/17	80,000	92,288
2.75%, 12/1/22	35,000	32,998
Diageo Capital PLC
1.50%, 5/11/17	75,000	74,669
PepsiCo
1.25%, 8/13/17	50,000	49,203
SABMiller Holdings
3.75%, 1/15/22 (B)	25,000	25,465
		349,841
ENERGY — 4.7%
ConocoPhillips
4.60%, 1/15/15	100,000	105,805
Enterprise Products Operating
6.30%, 9/15/17	25,000	29,280
3.35%, 3/15/23	40,000	38,582
Kinder Morgan Energy Partners
3.50%, 3/1/16	110,000	116,459
Occidental Petroleum
1.75%, 2/15/17	120,000	120,446
Phillips 66
2.95%, 5/1/17	50,000	51,901
		462,473
FINANCIALS — 8.9%
AvalonBay Communities
2.95%, 9/15/22‡	25,000	23,388
Berkshire Hathaway
0.80%, 2/11/16	100,000	100,160
Burlington Northern Santa Fe
5.75%, 3/15/18	80,000	92,877
Caterpillar Financial Services MTN
2.05%, 8/1/16	110,000	113,210
ERP Operating
5.13%, 3/15/16‡	45,000	49,532
4.63%, 12/15/21‡	40,000	42,591
General Electric Capital
5.50%, 1/8/20	25,000	28,341
3.15%, 9/7/22	25,000	23,625
1.60%, 11/20/17	150,000	147,779
General Electric Capital MTN
1.03%, 8/11/15 (A)	100,000	100,300
John Deere Capital
1.70%, 1/15/20	25,000	23,697

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
Simon Property Group
1.50%, 2/1/18‡ (B)	$75,000	$72,826
Toyota Motor Credit MTN
1.75%, 5/22/17	50,000	50,236
		868,562
INDUSTRIALS — 1.1%
Eaton
1.50%, 11/2/17 (B)	50,000	48,906
Union Pacific
4.16%, 7/15/22	55,000	58,165
		107,071
INFORMATION TECHNOLOGY — 0.6%
Oracle
1.20%, 10/15/17	60,000	58,692
TELECOMMUNICATION SERVICES — 2.5%
AT&T
1.40%, 12/1/17	50,000	48,883
0.88%, 2/13/15	100,000	100,266
Verizon Communications
0.70%, 11/2/15	100,000	99,825
		248,974
TOTAL CORPORATE OBLIGATIONS		3,849,509
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 26.5%
FANNIE MAE (C) — 11.7%
6.00%, 10/1/38	154,241	168,655
5.50%, 2/1/38	164,861	179,439
4.50%, 10/1/41	262,541	278,592
4.00%, 12/1/40	495,701	515,284
		1,141,970
FREDDIE MAC (C) — 11.3%
5.00%, 8/1/35	488,270	524,119
4.00%, 6/1/25	245,983	259,203
3.50%, 1/1/41	317,293	319,391
		1,102,713
GINNIE MAE — 3.5%
5.50%, 4/15/35	185,452	202,974
4.50%, 10/15/40	134,208	143,388
		346,362
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		2,591,045

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
U.S. TREASURY OBLIGATIONS — 22.5%
U.S. Treasury Bonds
5.38%, 2/15/31	$326,000	$416,771
5.00%, 5/15/37	106,000	132,301
4.50%, 5/15/38	99,000	115,397
2.75%, 11/15/42	145,000	121,573
2.63%, 11/15/20	15,000	15,579
		801,621
U.S. Treasury Inflation – Protected Security
0.13%, 4/15/17	89,227	92,211
U.S. Treasury Notes
2.63%, 8/15/20	175,000	182,273
2.13%, 5/31/15	441,000	455,729
2.00%, 2/15/23	25,000	23,832
1.75%, 5/15/23	20,000	18,550
1.38%, 11/30/18	432,000	429,165
1.00%, 6/30/19	55,000	52,830
0.88%, 12/31/16	140,000	140,350
		1,302,729
TOTAL U.S. TREASURY OBLIGATIONS		2,196,561
REGISTERED INVESTMENT COMPANIES — 9.0%
iShares 10+ Year Credit Bond Fund ETF	1,400	78,890
iShares Barclays Credit Bond ETF	2,290	247,183
iShares Barclays Intermediate ETF	4,440	480,719
iShares iBoxx $ Investment Grade Corporate Bond Fund ETF	630	72,147
TOTAL REGISTERED INVESTMENT COMPANIES		878,939
U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%
FREDDIE MAC — 1.0%
2.38%, 1/13/22 (C)	100,000	97,091
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 1.6%
Counterparty: Bank of Nova Scotia 0.080% dated 7/31/13, due 8/1/13 in the amount of $161,000, fully collateralized by a $157,600 U.S. Treasury obligation, coupon 2.125%, maturity 12/31/15, value $164,285	$161,000	$161,000
TOTAL REPURCHASE AGREEMENT
TOTAL INVESTMENTS (Cost $9,996,487) — 99.9%		9,774,145
OTHER ASSETS AND LIABILITIES, NET — 0.1%		11,250
NET ASSETS — 100.0%		$9,785,395
(A)	Variable rate security. The rate shown is the current rate on July 31, 2013. Date shown represents the final maturity date.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2013, these securities amounted to $147,197 or 1.50% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
‡	Real Estate Investment Trust.

ETF — Exchange-Traded Fund

MTN — Medium Term Note

PLC — Public Limited Company

The following is a list of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$3,849,509	$—	$3,849,509
U.S. Government Mortgage Backed Obligations	—	2,591,045	—	2,591,045
U.S. Treasury Obligations	—	2,196,561	—	2,196,561
Registered Investment Companies	878,939	—	—	878,939
U.S. Government Agency Obligation	—	97,091	—	97,091
Repurchase Agreement	—	161,000	—	161,000
Total Investments in Securities	$878,939	$8,895,206	$—	$9,774,145

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS 98.4%
BANKS — 1.3%
CIT Group
5.00%, 5/15/17	$120,000	$126,600
CONSUMER DISCRETIONARY — 36.0%
AMC Entertainment
8.75%, 6/1/19	80,000	86,600
American Greetings
7.38%, 12/1/21	120,000	119,100
Ameristar Casinos
7.50%, 4/15/21	80,000	85,400
Best Buy
5.50%, 3/15/21	180,000	175,950
Burlington Coat Factory Warehouse
10.00%, 2/15/19	120,000	134,100
Chrysler Group
8.00%, 6/15/19	80,000	87,300
Dana Holding
6.50%, 2/15/19	120,000	128,100
DISH DBS
7.75%, 5/31/15	120,000	130,500
4.63%, 7/15/17	100,000	101,250
Gannett
7.13%, 9/1/18	80,000	85,400
Goodyear Tire & Rubber
7.00%, 5/15/22	120,000	127,500
Jarden
7.50%, 5/1/17	160,000	178,600
JC Penney
7.65%, 8/15/16	80,000	76,400
L Brands
8.50%, 6/15/19	160,000	189,600
Lamar Media
7.88%, 4/15/18	80,000	86,200
Levi Strauss
6.88%, 5/1/22	80,000	88,000
Media General
11.75%, 2/15/17	80,000	88,400
New York Times
5.00%, 3/15/15	80,000	83,000
PVH
7.38%, 5/15/20	80,000	87,700
Quiksilver
6.88%, 4/15/15	40,000	40,050
Royal Caribbean Cruises
6.88%, 12/1/13	120,000	121,800
Sears Holdings
6.63%, 10/15/18	40,000	38,700
Shea Homes
8.63%, 5/15/19	100,000	110,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Shearers Foods
9.00%, 11/1/19 (A)	$100,000	$106,875
Sinclair Television Group
9.25%, 11/1/17 (A)	180,000	190,800
Sinclair Televison Group
5.38%, 4/1/21	120,000	117,300
Sirius XM Radio
5.25%, 8/15/22 (A)	40,000	38,700
Spectrum Brands Escrow
6.38%, 11/15/20 (A)	80,000	85,000
Tomkins
9.00%, 10/1/18	80,000	87,200
TRW Automotive
8.88%, 12/1/17 (A)	120,000	127,200
Visteon
6.75%, 4/15/19	80,000	85,400
Warner Chilcott
7.75%, 9/15/18	80,000	87,700
WMG Acquisition
6.00%, 1/15/21 (A)	114,000	119,130
Wynn Las Vegas
7.75%, 8/15/20	80,000	90,000
		3,584,955
CONSUMER STAPLES — 4.3%
Constellation Brands
7.25%, 5/15/17	120,000	136,800
3.75%, 5/1/21	150,000	140,250
Pilgrim's Pride
7.88%, 12/15/18	40,000	43,300
Reynolds Group Issuer
6.88%, 2/15/21	100,000	106,375
		426,725
ENERGY — 3.7%
MEG Energy
6.50%, 3/15/21 (A)	77,000	78,540
Peabody Energy
6.00%, 11/15/18	180,000	184,050
Precision Drilling
6.50%, 12/15/21	100,000	105,500
		368,090
FINANCIALS — 3.7%
Ally Financial
7.50%, 9/15/20	100,000	116,125
6.25%, 12/1/17	80,000	86,673
Neuberger Berman Group
5.63%, 3/15/20 (A)	160,000	166,800
		369,598

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
HEALTH CARE — 5.8%
Endo Pharmaceutical Holdings
7.00%, 7/15/19	$210,000	$219,450
HCA
8.50%, 4/15/19	80,000	86,600
Hologic
2.00%, 12/15/13 (B)	80,000	80,300
Kinetic Concepts
10.50%, 11/1/18	180,000	198,000
		584,350
INDUSTRIALS — 14.7%
Air Canada
9.25%, 8/1/15 (A)	80,000	83,700
Bombardier
7.50%, 3/15/18 (A)	80,000	90,400
Case New Holland
7.88%, 12/1/17	80,000	93,800
CHC Helicopter
9.25%, 10/15/20	80,000	83,400
Hertz
6.75%, 4/15/19	80,000	86,200
International Lease Finance
8.75%, 3/15/17	160,000	183,600
8.63%, 9/15/15	20,000	22,150
Iron Mountain
8.38%, 8/15/21	120,000	130,050
Manitowoc
8.50%, 11/1/20	80,000	90,000
Navistar International
8.25%, 11/1/21	80,000	81,800
RR Donnelley & Sons
7.88%, 3/15/21	100,000	108,000
Schaeffler Finance
7.75%, 2/15/17 (A)	120,000	133,950
Spirit Aerosystems
6.75%, 12/15/20	100,000	107,500
Terex
6.50%, 4/1/20	80,000	84,000
United Rentals North America
5.75%, 7/15/18	80,000	85,600
		1,464,150
INFORMATION TECHNOLOGY — 5.3%
Advanced Micro Devices
7.75%, 8/1/20	40,000	39,500
IAC/Interactive
4.75%, 12/15/22	250,000	236,250
Jabil Circuit
5.63%, 12/15/20	160,000	167,600
SunGard Data Systems
7.38%, 11/15/18	80,000	84,800
		528,150

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MATERIALS — 12.8%
AK Steel
7.63%, 5/15/20	$120,000	$102,000
Aleris International
7.63%, 2/15/18	80,000	84,000
Atkore International
9.88%, 1/1/18	40,000	43,400
Cascades
7.75%, 12/15/17	120,000	126,000
Domtar
10.75%, 6/1/17	80,000	100,146
FMG Resources August 2006 PTY
6.88%, 2/1/18 (A)	180,000	183,600
HudBay Minerals
9.50%, 10/1/20	40,000	39,800
Inmet Mining
8.75%, 6/1/20 (A)	120,000	126,000
Masonite International
8.25%, 4/15/21 (A)	80,000	87,200
NOVA Chemicals
8.63%, 11/1/19	120,000	132,600
Steel Dynamics
7.63%, 3/15/20	100,000	107,875
Tembec Industries
11.25%, 12/15/18	40,000	43,400
United States Steel
7.38%, 4/1/20	100,000	101,500
		1,277,521
TELECOMMUNICATION SERVICES — 7.9%
CenturyLink
6.45%, 6/15/21	80,000	84,400
Cincinnati Bell
8.38%, 10/15/20	80,000	84,400
Intelsat Jackson Holdings
7.25%, 10/15/20	80,000	86,600
MetroPCS Wireless
6.63%, 11/15/20	120,000	126,000
6.25%, 4/1/21 (A)	100,000	102,000
Qwest Communications International
7.13%, 4/1/18	120,000	124,500
Sprint Capital
6.90%, 5/1/19	50,000	52,875
Sprint Nextel
6.00%, 12/1/16	120,000	127,500
		788,275

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
UTILITIES — 2.9%
AES
8.00%, 10/15/17	$9,000	$10,440
Calpine
7.88%, 7/31/20 (A)	80,000	86,800
7.88%, 1/15/23 (A)	100,000	108,500
NRG Energy
8.50%, 6/15/19	80,000	86,400
		292,140
TOTAL CORPORATE OBLIGATIONS		9,810,554
TOTAL INVESTMENTS (Cost $9,963,884) — 98.4%		9,810,554
OTHER ASSETS AND LIABILITIES, NET — 1.6%		156,129
NET ASSETS — 100.0%		$9,966,683
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2013, these securities amounted to $1,915,195 or 19.22% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2013. The coupon on a step bond changes on a specified date.

PTY — Proprietary

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Equity Income Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 98.6%
BANKS — 2.8%
Commonwealth Bank of Australia ADR	460	$30,756
M&T Bank	420	49,081
Republic Services	570	31,715
Wells Fargo	1,010	43,935
		155,487
CONSUMER DISCRETIONARY — 8.0%
Comcast, Cl A	1,610	69,407
Genuine Parts	700	57,393
Home Depot	730	57,692
Mattel	2,050	86,162
McDonald's	510	50,021
Regal Entertainment Group, Cl A	2,260	42,601
Time Warner	1,170	72,844
		436,120
CONSUMER STAPLES — 16.8%
Altria Group	2,650	92,909
Campbell Soup	1,400	65,520
Coca-Cola	1,290	51,703
Coca-Cola Enterprises	1,260	47,300
Colgate-Palmolive	480	28,738
CVS Caremark	480	29,515
Hershey	450	42,691
Kimberly-Clark	930	91,884
Kraft Foods Group	1,310	74,120
Lorillard	1,350	57,416
Molson Coors Brewing, Cl B	1,000	50,060
PepsiCo	340	28,404
Philip Morris International	810	72,236
Procter & Gamble	650	52,195
Reynolds American	1,640	81,065
Wal-Mart Stores	720	56,117
		921,873
ENERGY — 8.5%
ConocoPhillips	900	58,374
Diamond Offshore Drilling	1,020	68,789
Enterprise Products Partners (A)	650	40,319
Exxon Mobil	260	24,375
Kinder Morgan Energy Partners (A)	450	37,129
MarkWest Energy Partners (A)	570	40,020
ONEOK	1,090	57,715
ONEOK Partners (A)	650	33,085
Royal Dutch Shell PLC ADR, Cl A	800	54,680
Spectra Energy	1,440	51,826
		466,312

DESCRIPTION	SHARES	VALUE
FINANCIALS — 6.2%
Arthur J Gallagher	1,910	$84,766
BlackRock, Cl A	180	50,753
CME Group, Cl A	830	61,404
Health Care REIT	570	36,759
Marsh & McLennan	1,060	44,382
Ventas‡	380	24,981
Waddell & Reed Financial, Cl A	730	37,274
		340,319
HEALTH CARE — 6.8%
AbbVie	1,990	90,505
Bristol-Myers Squibb	920	39,781
Johnson & Johnson	1,030	96,305
Medtronic	1,120	61,869
Merck	865	41,667
UnitedHealth Group	610	44,438
		374,565
INDUSTRIALS — 17.4%
3M	640	75,155
Boeing	450	47,295
Deere	280	23,260
Deluxe	1,350	55,363
Eaton PLC	1,090	75,155
Emerson Electric	1,310	80,395
General Dynamics	630	53,764
Honeywell International	920	76,342
Lockheed Martin	770	92,492
Raytheon	1,350	96,984
Republic Services, Cl A	1,490	50,526
RR Donnelley & Sons	2,630	49,944
United Parcel Service, Cl B	290	25,172
United Technologies	540	57,008
Waste Management	2,220	93,307
		952,162
INFORMATION TECHNOLOGY — 9.9%
Apple	90	40,725
Automatic Data Processing	990	71,369
Intel	1,220	28,426
KLA-Tencor	960	56,285
Linear Technology	660	26,770
Microchip Technology	1,730	68,750
Microsoft	1,470	46,790
Oracle	1,580	51,113
Paychex	1,710	67,442
Seagate Technology PLC	2,120	86,729
		544,399
MATERIALS — 3.2%
Bemis	680	28,009
BHP Billiton ADR	500	31,365
Dow Chemical	1,200	42,048
EI du Pont de Nemours	770	44,421
RPM International	870	30,659
		176,502

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Equity Income Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
TELECOMMUNICATION SERVICES — 3.7%
AT&T	1,660	$58,548
CenturyLink	2,210	79,229
Verizon Communications	1,280	63,334
		201,111
UTILITIES — 15.3%
Ameren	1,200	42,972
Cleco	270	13,098
CMS Energy	2,060	57,659
Dominion Resources	880	52,193
Duke Energy	1,060	75,260
Entergy	400	27,000
Integrys Energy Group	820	51,496
NiSource	2,420	74,342
Northeast Utilities	1,260	55,957
PPL	2,040	64,811
SCANA	750	38,932
Southern	1,000	44,840
TECO Energy	1,880	33,220
Vectren	1,150	42,573
Westar Energy	1,200	40,308
WGL Holdings	810	37,236
Wisconsin Energy	1,930	83,916
		835,813
TOTAL COMMON STOCK		5,404,663

DESCRIPTION	VALUE
TOTAL INVESTMENTS (Cost $4,966,092) — 98.6%	$5,404,663
OTHER ASSETS AND LIABILITIES, NET — 1.4%	77,773
NET ASSETS — 100.0%	$5,482,436
(A)	Security considered to be a Master Limited Partnership. At July 31, 2013, these securities amounted to $150,553 or 2.75% of net assets.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Large Cap Core Equity Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 96.4%
BANKS — 5.1%
Capital One Financial*	1,250	$86,275
CIT Group*	2,020	101,222
Citigroup	1,880	98,023
		285,520
CONSUMER DISCRETIONARY — 14.3%
Comcast, Cl A	2,500	107,775
Delphi Automotive PLC	1,010	54,257
Genuine Parts	740	60,672
International Game Technology	5,640	104,171
Kohl's	1,800	95,364
McDonald's	750	73,560
Staples	4,120	70,122
Time Warner	1,960	122,030
TJX	2,040	106,162
		794,113
CONSUMER STAPLES — 6.1%
Colgate-Palmolive	1,060	63,462
CVS Caremark	1,850	113,757
JM Smucker	570	64,136
PepsiCo	1,200	100,248
		341,603
ENERGY — 8.8%
Cameron International*	1,240	73,532
Devon Energy	1,250	68,763
Exxon Mobil	1,460	136,875
National Oilwell Varco	1,620	113,675
Occidental Petroleum	1,060	94,393
		487,238
FINANCIALS — 11.8%
American Express	720	53,114
American International Group*	1,830	83,283
Ameriprise Financial	860	76,540
BlackRock, Cl A	560	157,898
CME Group, Cl A	1,330	98,393
Marsh & McLennan	2,410	100,907
Ventas‡	1,290	84,805
		654,940
HEALTH CARE — 13.3%
Abbott Laboratories	2,640	96,703
AbbVie	1,950	88,686
Aetna	1,650	105,881
Agilent Technologies	2,410	107,799
DaVita HealthCare Partners*	980	114,082
Thermo Fisher Scientific	1,000	91,110
UnitedHealth Group	1,840	134,044
		738,305

DESCRIPTION	SHARES	VALUE
INDUSTRIALS — 8.8%
Boeing	1,450	$152,395
Danaher	1,850	124,579
Ingersoll-Rand PLC	1,510	92,186
Rockwell Collins	950	67,611
United Technologies	530	55,952
		492,723
INFORMATION TECHNOLOGY — 17.2%
Apple	365	165,162
Applied Materials	5,080	82,855
Check Point Software Technologies*	960	54,058
Electronic Arts*	2,140	55,897
Fidelity National Information Services	2,040	88,046
Microsoft	5,290	168,381
Oracle	3,910	126,488
Texas Instruments	2,830	110,936
Visa, Cl A	590	104,436
		956,259
MATERIALS — 5.8%
Ecolab	220	20,271
EI du Pont de Nemours	1,540	88,843
International Paper	2,040	98,552
Praxair	980	117,767
		325,433
TELECOMMUNICATION SERVICES — 1.9%
CenturyLink	2,940	105,399
UTILITIES — 3.3%
Northeast Utilities	1,930	85,712
Wisconsin Energy	2,240	97,395
		183,107
TOTAL COMMON STOCK		5,364,640
TOTAL INVESTMENTS (Cost $4,820,741) — 96.4%		5,364,640
OTHER ASSETS AND LIABILITIES, NET — 3.6%		201,028
NET ASSETS — 100.0%		$5,565,668
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Equity Income Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 49.9%
UNITED STATES — 49.9%
BANKS — 0.8%
Wells Fargo	1,000	$43,500
CONSUMER DISCRETIONARY — 4.5%
Comcast, Cl A	1,050	45,265
Mattel	1,420	59,683
McDonald's	395	38,742
Regal Entertainment Group, Cl A	2,305	43,449
Time Warner	855	53,232
		240,371
CONSUMER STAPLES — 8.3%
Altria Group	2,270	79,586
Coca-Cola	695	27,856
Kimberly-Clark	795	78,546
Lorillard	1,770	75,278
PepsiCo	365	30,492
Philip Morris International	760	67,777
Reynolds American	1,720	85,020
		444,555
ENERGY — 5.2%
ConocoPhillips	1,100	71,346
Diamond Offshore Drilling	1,015	68,452
Enterprise Products Partners (A)	710	44,041
Kinder Morgan Energy Partners (A)	730	60,232
MarkWest Energy Partners (A)	530	37,211
		281,282
FINANCIALS — 2.5%
Arthur J Gallagher	755	33,507
CME Group, Cl A	850	62,883
Health Care REIT	590	38,049
		134,439
HEALTH CARE — 3.5%
AbbVie	1,685	76,634
Bristol-Myers Squibb	600	25,944
Johnson & Johnson	505	47,217
Merck	840	40,463
		190,258
INDUSTRIALS — 6.0%
Deere	345	28,659
Emerson Electric	675	41,425

DESCRIPTION	SHARES	VALUE
Honeywell International	555	$46,054
Lockheed Martin	795	95,495
RR Donnelley & Sons	2,700	51,273
Waste Management	1,390	58,422
		321,328
INFORMATION TECHNOLOGY — 4.0%
Apple	90	40,725
Automatic Data Processing	465	33,522
KLA-Tencor	755	44,266
Microchip Technology	1,650	65,571
Microsoft	1,000	31,830
		215,914
MATERIALS — 1.6%
Dow Chemical	1,200	42,048
EI du Pont de Nemours	795	45,863
		87,911
TELECOMMUNICATION SERVICES — 4.1%
AT&T	1,565	55,197
CenturyLink	2,235	80,125
Verizon Communications	1,695	83,869
		219,191
UTILITIES — 9.4%
Ameren	1,200	42,972
CMS Energy	1,505	42,125
Dominion Resources	670	39,738
Duke Energy	1,150	81,650
Integrys Energy Group	645	40,506
PPL	2,815	89,433
SCANA	585	30,367
Southern	1,095	49,100
TECO Energy	2,800	49,476
Vectren	1,065	39,426
		504,793
TOTAL COMMON STOCK		2,683,542
FOREIGN COMMON STOCK — 48.9%
AUSTRALIA — 2.9%
BHP Billiton	1,000	31,136
Commonwealth Bank of Australia	460	30,684
Telstra	12,700	56,963
Westpac Banking	1,390	38,594
		157,377
BELGIUM — 0.7%
Anheuser-Busch InBev	390	37,554

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Equity Income Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
CANADA — 3.4%
BCE	2,105	$87,204
Rogers Communications, Cl B	990	39,558
Shaw Communications, Cl B	2,220	55,181
		181,943
FRANCE — 7.1%
Electricite De France	1,700	49,880
Sanofi	445	47,461
SCOR	2,140	68,398
Total SA	1,450	77,353
Vinci	1,635	88,288
Vivendi	2,385	50,957
		382,337
GERMANY — 6.8%
BASF	795	70,502
Daimler	1,405	97,607
Deutsche Post	2,080	58,303
Deutsche Telekom	5,380	65,475
Muenchener Rueckversicherungs	380	75,426
		367,313
ITALY — 1.4%
Terna Rete Elettrica Nazionale	17,300	77,101
NORWAY — 1.4%
Orkla	4,200	32,522
Yara International	995	44,674
		77,196
PHILIPPINES — 0.5%
Philippine Long Distance Telephone ADR	410	28,897
SWEDEN — 0.6%
Svenska Handelsbanken, Cl A	700	31,788
SWITZERLAND — 5.1%
Nestle SA	740	50,136
Novartis AG	765	55,053
Roche Holding AG	320	78,837
Swisscom	195	87,128
		271,154

DESCRIPTION	SHARES	VALUE
UNITED KINGDOM — 19.0%
AstraZeneca PLC ADR	1,515	$76,841
BAE Systems PLC	13,080	88,725
British American Tobacco PLC	795	42,402
Centrica PLC	10,900	64,834
Compass Group PLC	2,180	29,781
Diageo PLC ADR	220	27,573
GlaxoSmithKline PLC	3,360	86,076
Imperial Tobacco Group PLC	2,355	79,031
National Grid PLC	7,195	86,086
Pearson PLC	2,830	58,120
Royal Dutch Shell PLC ADR, Cl A	1,255	85,779
Severn Trent PLC	1,440	38,840
SSE PLC	3,015	72,239
United Utilities Group	5,440	59,709
Vodafone Group	31,610	94,972
WM Morrison Supermarkets PLC	6,975	30,676
		1,021,684
TOTAL FOREIGN COMMON STOCK		2,634,344
TOTAL INVESTMENTS
(Cost $5,030,253) — 98.8%		5,317,886
OTHER ASSETS AND LIABILITIES, NET — 1.2%		64,201
NET ASSETS — 100.0%		$5,382,087
(A)	Security considered to be a Master Limited Partnership. At July 31, 2013, these securities amounted to $141,484 or 2.63% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 65.9%
AUSTRALIA — 11.4%
AGL Energy	5,429	$71,002
Amcor	7,970	75,865
Asciano	4,291	19,593
Brambles	8,524	69,569
CFS Retail Property Trust Group‡	33,937	62,534
Coca-Cola Amatil	4,832	55,811
Crown	5,857	67,387
Dexus Property Group‡	68,201	64,368
GPT Group‡	19,016	62,559
Mirvac Group‡	35,416	52,207
Orica	2,436	39,588
Origin Energy	4,039	43,384
Sonic Healthcare Limited	5,539	71,246
SP AusNet	53,281	56,512
Stockland‡	18,814	60,541
Tatts Group	23,029	66,032
Telstra	15,762	70,697
Wesfarmers	317	11,557
Westfield Group‡	6,635	66,915
Woolworths	2,095	62,745
		1,150,112
BELGIUM — 1.0%
Belgacom	2,889	70,815
Colruyt	624	35,596
		106,411
CANADA — 9.8%
Bank of Montreal	1,200	74,622
Bank of Nova Scotia	300	16,944
BCE	1,650	68,355
Bell Aliant	2,900	78,521
Canadian Imperial Bank of Commerce	950	72,080
Canadian National Railway	600	59,971
Fortis	1,500	47,157
Intact Financial	1,150	67,639
Metro, Cl A	450	32,277
RioCan‡	2,800	66,354
Rogers Communications, Cl B	1,200	47,949
Shaw Communications, Cl B	3,000	74,569
TELUS	2,200	66,850
Tim Hortons	1,450	83,956
TransAlta	4,700	64,750
TransCanada	1,550	70,822
		992,816

DESCRIPTION	SHARES	VALUE
CHINA — 0.8%
China BlueChemical	9,000	$4,154
China Petroleum & Chemical	85,800	63,833
Parkson Retail Group	26,000	10,326
PetroChina	4,000	4,678
		82,991
DENMARK — 0.7%
William Demant Holding*	782	68,876
FRANCE — 3.8%
Air Liquide	595	78,982
Bureau Veritas	2,340	69,452
Danone	1,042	82,342
L'Oreal	77	12,902
Societe BIC	644	71,453
Sodexo	785	71,703
		386,834
GERMANY — 2.1%
Fresenius	602	75,987
Fresenius Medical Care	1,099	69,572
Hannover Rueckversicherung	920	68,417
		213,976
HONG KONG — 4.3%
Beijing Enterprises Holdings	9,750	65,184
Cheung Kong Infrastructure Holdings	11,000	75,952
China Mobile	7,250	77,122
CLP Holdings	8,750	72,544
Guangdong Investment	25,000	20,243
Kunlun Energy	36,000	53,009
Power Assets Holdings	7,750	69,600
		433,654
JAPAN — 6.3%
Aeon	1,250	17,210
Air Water	2,500	36,717
Ajinomoto	4,500	62,874
FamilyMart	1,650	72,886
Hankyu Hanshin Holdings	10,500	60,163
Lawson	1,000	78,439
McDonald's Holdings Japan	1,000	27,760
Nippon Telegraph & Telephone	1,200	60,484
Nissin Foods Holdings	1,650	65,639
Nitori Holdings	950	81,115
Shizuoka Bank	2,000	21,673
Taisho Pharmaceutical Holdings	300	20,468
Tobu Railway	1,000	5,168

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
JAPAN (continued)
Tokyo Gas	1,000	$5,505
USS	200	23,920
		640,021
LUXEMBOURG — 0.7%
SES	2,346	68,974
MALAYSIA — 4.2%
Alliance Financial Group	42,000	69,396
Berjaya Sports	52,800	68,034
Digi Swisscom Berhad	37,700	54,040
Malayan Banking	5,700	18,028
Maxis Berhad	32,600	71,450
Public Bank Berhad	13,800	73,424
Sime Darby Berhad	23,600	68,967
		423,339
NETHERLANDS — 1.1%
Koninklijke Ahold	819	13,494
Koninklijke Vopak	1,156	66,575
Unilever	895	36,006
		116,075
NEW ZEALAND — 0.4%
Contact Energy	8,662	37,152
SINGAPORE — 3.5%
ComfortDelGro	33,500	52,721
Singapore Press Holdings	20,500	70,815
Singapore Technologies Engineering	22,500	75,776
Singapore Telecommunications	26,000	80,403
StarHub	22,000	76,169
		355,884
SOUTH AFRICA — 0.9%
AngloGold Ashanti	3,289	42,780
Gold Fields	8,039	47,669
		90,449
SWEDEN — 0.7%
TeliaSonera	10,406	75,353
SWITZERLAND — 1.7%
Nestle SA	1,020	69,106
Schindler Holding	213	29,737
Swisscom	161	71,936
		170,779
TAIWAN — 1.5%
Chunghwa Telecom ADR	2,400	76,968

DESCRIPTION	SHARES	VALUE
Taiwan Semiconductor Manufacturing ADR	4,350	$73,863
		150,831
UNITED KINGDOM — 11.0%
AstraZeneca PLC	1,587	80,515
Centrica PLC	12,218	72,674
Compass Group PLC	5,788	79,069
Diageo	2,380	74,367
G4S PLC	16,669	57,030
GlaxoSmithKline PLC	3,213	82,311
National Grid PLC	6,513	77,926
Pearson PLC	3,695	75,884
Reckitt Benckiser Group PLC	1,037	73,813
Severn Trent PLC	2,906	78,381
Shire PLC	2,625	95,919
SSE PLC	3,285	78,708
United Utilities Group	6,991	76,733
Vodafone Group	11,249	33,798
Whitbread	420	20,637
WM Morrison Supermarkets PLC	11,861	52,164
		1,109,929
TOTAL FOREIGN COMMON STOCK		6,674,456
COMMON STOCK — 32.0%
UNITED STATES — 32.0%
CONSUMER DISCRETIONARY — 2.9%
AutoZone*	150	67,287
McDonald's	750	73,560
PetSmart	1,200	87,864
TJX	1,200	62,448
		291,159
CONSUMER STAPLES — 10.6%
Campbell Soup	1,750	81,900
Church & Dwight	350	22,295
Clorox	900	77,346
Coca-Cola	1,850	74,148
Colgate-Palmolive	1,300	77,831
Costco Wholesale	150	17,594
Dr Pepper Snapple Group	1,500	70,110
General Mills	1,550	80,600
Hershey	850	80,640
Hormel Foods	850	35,998
Kellogg	1,150	76,176
Kimberly-Clark	750	74,100
McCormick	1,050	75,191
PepsiCo	950	79,363

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
CONSUMER STAPLES (continued)
Procter & Gamble	850	$68,255
Wal-Mart Stores	1,050	81,837
		1,073,384
FINANCIALS — 4.6%
American Capital Agency‡	2,350	52,945
Annaly Capital Management‡	4,700	56,024
Arch Capital Group*	1,400	75,810
Berkshire Hathaway*	500	57,935
Chubb	900	77,850
RenaissanceRe Holdings	800	69,576
WR Berkley	1,750	74,147
		464,287
HEALTH CARE — 1.7%
Cardinal Health	1,350	67,621
Eli Lilly	1,300	69,043
Johnson & Johnson	350	32,725
		169,389
INDUSTRIALS — 0.8%
Lockheed Martin	700	84,084
INFORMATION TECHNOLOGY — 0.6%
International Business Machines	300	58,512
UTILITIES — 10.8%
Ameren	150	5,371
American Electric Power	150	6,952
American Water Works	1,800	76,824
CMS Energy	1,950	54,580
Consolidated Edison	1,250	74,875
Dominion Resources	1,300	77,103
DTE Energy	1,150	81,305
Duke Energy	1,050	74,550
Edison International	100	4,985
Entergy	1,100	74,250
Pepco Holdings	3,550	72,953
Pinnacle West Capital	1,250	73,625
PPL	2,400	76,248
Public Service Enterprise Group	1,300	43,927
SCANA	1,500	77,865
Southern	1,650	73,986
Wisconsin Energy	1,800	78,264
Xcel Energy	2,550	76,373
		1,104,036
TOTAL COMMON STOCK		3,244,851

DESCRIPTION	SHARES	VALUE
REGISTERED INVESTMENT COMPANIES — 1.0%
United States — 1.0%
iShares MSCI EAFE Index Fund	800	$48,296
SPDR S&P 500 ETF Trust	300	50,598
TOTAL REGISTERED INVESTMENT COMPANIES		98,894
TOTAL INVESTMENTS (Cost $10,178,027) — 98.9%		10,018,201
OTHER ASSETS AND LIABILITIES, NET — 1.1%		106,801
NET ASSETS — 100.0%		$10,125,002

A list of the open forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
8/30/13	AUD	1,242,000	USD	1,138,823	$24,720
8/30/13	CAD	965,000	USD	937,991	(857)
8/30/13	CHF	159,500	USD	170,872	(1,517)
8/30/13	DKK	349,000	USD	61,970	(326)
8/30/13	EUR	626,500	USD	829,295	(4,254)
8/30/13	GBP	698,200	USD	1,068,616	6,714
8/30/13	HKD	3,820,000	USD	492,472	(138)
8/30/13	JPY	63,208,000	USD	634,439	(11,233)
8/30/13	NZD	46,500	USD	37,360	298
8/30/13	SEK	453,000	USD	69,563	111
8/30/13	SGD	428,000	USD	337,976	1,186
8/30/13	USD	33,058	JPY	3,241,000	49
					$14,753

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2013 (unaudited)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation
BNY Mellon	8/30/13	$(5,797,731)	$5,812,484	$14,753

For the period ended July 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a list of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Foreign Common Stock	$6,674,456	$—	$—	$6,674,456
Common Stock	3,244,851	—	—	3,244,851
Registered Investment Companies	98,894	—	—	98,894
Total Investments in Securities	$10,018,201	$—	$—	$10,018,201

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Contracts*
Unrealized Appreciation	$—	$33,078	$—	$33,078
Unrealized Depreciation	—	(18,325)	—	(18,325)
Total Other Financial Instruments	$—	$14,753	$—	$14,753
*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global All Cap Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 51.9%
UNITED STATES — 51.9%
BANKS — 3.2%
CIT Group*	4,175	$209,209
Citigroup	2,590	135,043
		344,252
CONSUMER DISCRETIONARY — 6.1%
General Motors*	3,060	109,762
International Game Technology	12,410	229,213
Las Vegas Sands	2,945	163,654
Mattel	3,715	156,141
		658,770
CONSUMER STAPLES — 5.8%
Coca-Cola	2,560	102,605
CVS Caremark	2,895	178,013
Mondelez International	3,540	110,696
PepsiCo	1,290	107,767
Philip Morris International	1,445	128,865
		627,946
ENERGY — 4.6%
Exxon Mobil	1,165	109,219
National Oilwell Varco	2,655	186,301
Occidental Petroleum	2,320	206,596
		502,116
FINANCIALS — 5.4%
American International Group*	5,160	234,831
Blackstone Group (A)	5,165	116,471
CME Group, Cl A	3,210	237,476
		588,778
HEALTH CARE — 4.4%
Abbott Laboratories	2,460	90,110
McKesson	1,495	183,377
UnitedHealth Group	2,750	200,337
		473,824
INDUSTRIALS — 7.4%
Boeing	2,125	223,337
Hexcel*	4,365	153,692
Mueller Industries	2,750	150,947
Precision Castparts	615	136,358
United Technologies	1,340	141,464
		805,798
INFORMATION TECHNOLOGY — 6.3%
Apple	440	199,100
Automatic Data Processing	1,915	138,052
Mastercard, Cl A	285	174,024

DESCRIPTION	SHARES	VALUE
Microsoft	5,355	$170,450
		681,626
MATERIALS — 7.2%
Ecolab	1,885	173,684
EI du Pont de Nemours	1,910	110,188
International Paper	2,630	127,055
Monsanto	1,305	128,908
Praxair	870	104,548
Rock Tenn, Cl A	1,205	137,792
		782,175
TELECOMMUNICATION SERVICES — 1.5%
CenturyLink	4,585	164,372
TOTAL COMMON STOCK		5,629,657
FOREIGN COMMON STOCK — 41.8%
AUSTRALIA — 0.9%
Amcor	10,690	101,757
BELGIUM — 1.8%
Anheuser-Busch InBev	2,075	199,804
FRANCE — 8.6%
Essilor International	1,695	189,641
Eutelsat Communications	1,735	48,506
JCDecaux	5,025	161,243
LVMH Moet Hennessy Louis Vuitton SA	815	148,161
Safran	3,230	189,671
Sodexo	2,130	194,559
		931,781
GERMANY — 5.4%
BASF	1,160	102,870
Bayer AG	1,580	183,606
Fresenius Medical Care	2,170	137,372
Linde	820	157,961
		581,809
IRELAND — 2.6%
Experian PLC	8,470	158,873
Ingersoll-Rand PLC	1,980	120,879
		279,752
ISRAEL — 1.5%
Check Point Software Technologies*	2,895	163,017
JAPAN — 2.8%
Bridgestone	4,825	171,494
JSR	7,235	130,941
		302,435
LUXEMBOURG — 2.0%
Intelsat*	2,450	52,528

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global All Cap Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
LUXEMBOURG (continued)
SES	5,450	$160,234
		212,762
SPAIN — 1.5%
Amadeus IT Holding	4,690	161,100
SWEDEN — 1.2%
Svenska Cellulosa	5,160	136,557
SWITZERLAND — 5.8%
Givaudan	125	174,105
Nestle SA	1,580	107,046
Novartis AG	1,400	100,751
Roche Holding AG	420	103,474
UBS AG	7,160	141,041
		626,417
UNITED KINGDOM — 7.7%
Delphi Automotive PLC	3,500	188,020
HSBC Holdings	11,450	130,255
Kingfisher PLC	22,470	135,876
Pearson PLC	5,700	117,061
Rolls-Royce Holdings PLC	8,345	149,165
WPP PLC	6,535	117,707
		838,084
TOTAL FOREIGN COMMON STOCK		4,535,275

DESCRIPTION	VALUE
TOTAL INVESTMENTS
(Cost $9,341,728) — 93.7%	$10,164,932
OTHER ASSETS AND LIABILITIES, NET — 6.3%	686,328
NET ASSETS — 100.0%	$10,851,260
*	Non-income producing security.
(A)	Security considered to be a Master Limited Partnership. At July 31, 2013, these securities amounted to $116,471 or 1.07% of net assets.

Cl — Class

PLC — Public Limited Company

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS (A) — 43.8%
U.S. Treasury Bills
0.05%, 9/26/13	$450,000	$449,979
0.04%, 9/5/13	450,000	449,992
0.01%, 10/31/13	400,000	399,959
TOTAL U.S. TREASURY OBLIGATIONS		1,299,930
CORPORATE OBLIGATIONS — 38.2%
BANKS — 7.3%
Bank of America
2.00%, 1/11/18	100,000	97,826
CIT Group
5.00%, 5/15/17	20,000	21,100
JPMorgan Chase
1.80%, 1/25/18	100,000	98,006
		216,932
CONSUMER DISCRETIONARY — 9.2%
AMC Entertainment
8.75%, 6/1/19	20,000	21,650
American Greetings
7.38%, 12/1/21	20,000	19,850
Ameristar Casinos
7.50%, 4/15/21	20,000	21,350
Burlington Coat Factory Warehouse
10.00%, 2/15/19	20,000	22,350
Chrysler Group
8.00%, 6/15/19	20,000	21,825
Dana Holding
6.50%, 2/15/19	20,000	21,350
Goodyear Tire & Rubber
7.00%, 5/15/22	20,000	21,250
Jarden
7.50%, 5/1/17	20,000	22,325
L Brands
8.50%, 6/15/19	20,000	23,700
Royal Caribbean Cruises
6.88%, 12/1/13	20,000	20,300
TRW Automotive
8.88%, 12/1/17 (B)	20,000	21,200
Valassis Communications
6.63%, 2/1/21	20,000	19,300
WMG Acquisition
6.00%, 1/15/21 (B)	14,000	14,630
		271,080

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CONSUMER STAPLES — 2.9%
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	$55,000	$63,496
Constellation Brands
7.25%, 5/15/17	20,000	22,800
		86,296
FINANCIALS — 4.7%
John Deere Capital
2.25%, 4/17/19	70,000	70,631
Neuberger Berman Group
5.63%, 3/15/20 (B)	20,000	20,850
Simon Property Group
1.50%, 2/1/18 ‡ (B)	50,000	48,551
		140,032
INDUSTRIALS — 5.0%
Bombardier
7.50%, 3/15/18 (B)	20,000	22,600
Burlington Northern Santa Fe
4.70%, 10/1/19	45,000	50,638
Case New Holland
7.88%, 12/1/17	20,000	23,450
Iron Mountain
8.38%, 8/15/21	20,000	21,675
Schaeffler Finance
7.75%, 2/15/17 (B)	20,000	22,325
YRC Worldwide
6.00%, 2/15/14 (B)	8,000	7,960
		148,648
INFORMATION TECHNOLOGY — 3.4%
Jabil Circuit
5.63%, 12/15/20	20,000	20,950
Oracle
5.00%, 7/8/19	70,000	80,031
		100,981
MATERIALS — 2.9%
Aleris International
7.63%, 2/15/18	20,000	21,000
FMG Resources August 2006 PTY
6.88%, 2/1/18 (B)	20,000	20,400
Inmet Mining
8.75%, 6/1/20 (B)	20,000	21,000
NOVA Chemicals
8.63%, 11/1/19	20,000	22,100
		84,500

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
TELECOMMUNICATION SERVICES — 2.1%
MetroPCS Wireless
6.63%, 11/15/20	$20,000	$21,000
Qwest Communications International
7.13%, 4/1/18	20,000	20,750
Sprint Nextel
6.00%, 12/1/16	20,000	21,250
		63,000
UTILITIES — 0.7%
NRG Energy
8.50%, 6/15/19	20,000	21,600
TOTAL CORPORATE OBLIGATIONS		1,133,069
REGISTERED INVESTMENT COMPANIES — 13.3%
Highland/iBoxx Senior Loan ETF	1,500	30,210
iShares Barclays 20+ Year Treasury Bond Fund	900	96,930
iShares JPMorgan Emerging Markets Bond Fund	400	43,720
iShares Lehman 3 – 7 Year Treasury	1,000	120,980
iShares S&P U.S. Preferred Stock Index Fund	1,100	42,801
Pennant Park Floating Rate Closed End Management Investment Company	4,250	59,755
TOTAL REGISTERED INVESTMENT COMPANIES		394,396
CONVERTIBLE BONDS — 2.1%
Annaly Capital Management
5.000%, 05/15/15‡	30,000	30,356
Sterlite Industries
4.000%, 10/30/14	34,000	33,108
TOTAL CONVERTIBLE BONDS		63,464
TOTAL INVESTMENTS
(Cost $2,931,571) — 97.4%		2,890,859
OTHER ASSETS AND LIABILITIES, NET — 2.6%		76,872
NET ASSETS — 100.0%		$2,967,731
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2013, these securities amounted to $199,516 or 6.72% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
‡	Real Estate Investment Trust.

ETF — Exchange-Traded Fund

PTY — Proprietary

S&P — Standard & Poor’s

The following is a list of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$1,299,930	$—	$1,299,930
Corporate Obligations	—	1,133,069	—	1,133,069
Registered Investment Companies	394,396	—	—	394,396
Convertible Bonds	—	63,464	—	63,464
Total Investments in Securities	$394,396	$2,496,463	$—	$2,890,859

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 94.2%
BANKS — 10.4%
BankUnited	3,130	$94,651
Brookline Bancorp	5,770	56,892
Capitol Federal Financial	3,880	48,927
CVB Financial	4,060	53,146
First Republic Bank	1,610	69,536
Huntington Bancshares	6,300	53,865
Investors Bancorp	2,890	64,158
Republic Services	1,400	77,896
Sterling Financial	1,100	29,183
		548,254
CONSUMER DISCRETIONARY — 14.7%
American Eagle Outfitters	4,170	81,899
Brinker International	2,230	89,534
CST Brands*	1,650	53,806
Dana Holding	1,230	26,875
Express*	3,430	77,347
Iconix Brand Group*	2,520	82,757
International Game Technology	5,460	100,846
Jos A Bank Clothiers*	1,630	66,602
Life Time Fitness*	1,380	73,540
Service Corp. International	3,950	74,932
Visteon*	700	46,109
		774,247
CONSUMER STAPLES — 2.7%
Ingredion	1,220	81,984
TreeHouse Foods*	870	61,761
		143,745
ENERGY — 1.5%
Oil States International*	780	75,839
FINANCIALS — 4.5%
Arthur J Gallagher	2,180	96,748
CBOE Holdings	800	40,080
Tanger Factory Outlet Centers‡	1,360	44,105
Waddell & Reed Financial, Cl A	1,100	56,166
		237,099
HEALTH CARE — 13.9%
Alere*	970	32,398
Alkermes PLC*	3,340	112,157
Bio-Reference Labs*	2,300	61,525
Endo Health Solutions*	1,870	71,920
Haemonetics*	1,120	47,286

DESCRIPTION	SHARES	VALUE
Integra LifeSciences Holdings*	2,100	$82,719
Sirona Dental Systems	930	65,658
Teleflex	730	57,984
WellCare Health Plans*	1,900	115,957
Wright Medical Group*	3,030	83,083
		730,687
INDUSTRIALS — 21.8%
AGCO	1,050	59,063
Armstrong World Industries	1,460	73,117
Con-way	1,300	53,885
Curtiss-Wright	1,310	53,238
Genesee & Wyoming, Cl A*	940	84,280
Harsco	2,730	70,325
Herman Miller	1,870	52,566
Hexcel	1,740	61,265
Kennametal	860	37,272
Masco	3,890	79,823
Mueller Industries	1,800	98,802
Mueller Water Products, Cl A	7,500	58,050
Navistar International*	490	16,734
Simpson Manufacturing	1,690	55,804
Wabtec	1,980	114,959
Waste Connections	2,140	92,576
Woodward	2,090	85,523
		1,147,282
INFORMATION TECHNOLOGY — 10.5%
Check Point Software Technologies*	920	51,805
Cypress Semiconductor	5,790	73,938
Euronet Worldwide*	1,800	66,258
Harmonic*	7,611	58,300
National Instruments	2,650	74,704
NeuStar, Cl A*	710	39,817
Teradyne*	3,060	50,460
Total System Services	3,220	88,260
Veeco Instruments*	1,320	45,883
		549,425
MATERIALS — 7.6%
Chemtura*	2,980	66,633
Flotek Industries*	4,360	85,369
Haynes International	80	3,848
Methanex	1,950	93,268
Rock Tenn, Cl A	760	86,906
Silgan Holdings	1,330	64,159
		400,183

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments
July 31, 2013 (unaudited)

DESCRIPTION	SHARES	VALUE
TELECOMMUNICATION SERVICES — 0.4%
Lumos Networks	1,210	$22,930
UTILITIES — 6.2%
Cleco	1,198	58,115
CMS Energy	1,610	45,064
Great Plains Energy	3,440	83,214
Vectren	1,910	70,708
Westar Energy	2,090	70,203
		327,304
TOTAL COMMON STOCK		4,956,995
REGISTERED INVESTMENT COMPANIES — 2.0%
iShares Russell 2000 ETF	500	51,835
iShares Russell 2000 Value ETF	570	51,859
TOTAL REGISTERED INVESTMENT COMPANIES		103,694
TOTAL INVESTMENTS
(Cost $4,823,763) — 96.2%		5,060,689
OTHER ASSETS AND LIABILITIES, NET — 3.8%		198,482
NET ASSETS — 100.0%		$5,259,171
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

ETF — Exchange-Traded Fund

PLC — Public Limited Company

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
July 31, 2013 (unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met in person to consider the approval of (i) an investment management agreement (“Investment Management Agreement”) between the Company, on behalf of each of TDAM Core Bond Fund, TDAM High Yield Bond Fund, TDAM U.S. Equity Income Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM Global Equity Income Fund, TDAM Global Low Volatility Equity Fund, TDAM Global All Cap Fund, TDAM Target Return Fund and TDAM U.S. Small-Mid Cap Equity Fund (collectively, the “New Funds”), and TDAM USA Inc. (the “Investment Manager”), and (ii) a sub-advisory agreement (the “Sub-Advisory Agreement”) with Epoch Investment Partners (the “Sub-Adviser”) to provide sub-advisory services to each of TDAM U.S. Equity Income Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM Global Equity Income Fund and TDAM Global All Cap Fund, at a meeting held on March 8, 2013 (the “Meeting”).

In its review of the various agreements and plans, including the Investment Management Agreement and the Sub-Advisory Agreement, with respect to the New Funds, the Board considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. The Board requested and the Investment Manager provided materials relating to the consideration of such agreements and plans, including: (i) proposed fees and expense ratios of each New Fund and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information regarding fees to be paid to service providers that are affiliates of the Investment Manager; and (iii) information regarding the Investment Manager’s and Sub-Adviser’s compliance record. The Board noted that it had also received initial information about the New Funds that it had requested from the Investment Manager at its Board meeting held on December 6, 2012. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to other series of the Company.

The matters discussed below were considered by the Board. During the Meeting, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board's review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered data on fees and expenses provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager or the Sub-Adviser, for each New Fund.

Fees and Expenses

The Board, including the Independent Directors, compared the proposed fees and expense ratios of each New Fund and class (before and after any proposed fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper, with respect to the proposed fees and expense ratios of each New Fund, the investment management fee rate of each New Fund and the advisory fee and the administrative fee on a standalone basis, both before and after proposed fee waivers and expense reimbursements. The Board noted that the investment management fee rate was at or below the median investment management fee rate of its peer group, with the exception of (a) the TDAM Global Equity Income Fund's investment management fee rate before waivers, which was almost three basis points above the median investment management fee rate before waivers of the TDAM Global Equity Income Fund - Institutional Class peer group, and (b) the TDAM U.S. Small Mid-Cap Equity Fund's investment management fee rate before waivers, which was five basis points above the median investment management fee rate before waivers of the TDAM U.S. Small Mid-Cap Equity Fund – Advisor Class peer group.

The Board noted that while the total gross expense ratio of each class of each New Fund was generally above the median total gross expense ratio of its respective peer group, its total net expense ratio was below the median total net expense ratio of its respective peer group, with the exception of (a) the total net expense ratio of the Advisor Class of the TDAM Core Bond Fund, which was the same as the median total net expense ratio of its peer group, (b) the total net expense ratio of the Advisor Class of the TDAM Global Equity Income Fund, which was less than one basis point above the median total net expense ratio of its peer group and (c) the total net expense ratio of the Advisor Class of the

TDAM U.S. Small Mid-Cap Equity Fund, which was five basis points above the median total net expense ratio of its peer group. The Board noted the proposed contractual fee waivers and expense reimbursements to be provided by the Investment Manager with respect to the New Funds.

The Board also reviewed and considered the contractual sub-advisory fee rates that would be payable by the Investment Manager to the Sub-Adviser for investment sub-advisory services. The Board received and considered information about the services rendered, and the fee rates offered, to other clients advised by affiliates of the Investment Manager and the Sub-Adviser.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Extent and Quality of the Services

The Board considered the nature, quality and extent of services to be performed by the Investment Manager and its affiliates and the Sub-Adviser. The Board's evaluation of the quality of the services took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise with respect to other portfolios of the Company, including the scope and quality of the Investment Manager's investment management capabilities, including its ability to oversee and supervise subadvisers, other resources dedicated to performing its services and the quality of its administrative and other services. The Board also considered background and experience of the Investment Manager's and the Sub-Adviser's senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff to be primarily responsible for day-to-day portfolio management services for each New Fund. In further evaluating the quality of services to be provided by the Investment Manager and the Sub-Adviser, the Board was informed that, in management's judgment, the Investment Manager and the Sub-Adviser each have the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the qualifications of compliance and administrative personnel and other resources of each of the Investment Manager and the Sub-Adviser to support its investment advisory and other services to be provided to the New Funds and noted that such resources were sufficient to ensure a high level of quality service that comply with client investment policies and restrictions; and the financial condition and operational stability of the Investment Manager and the operational stability of the Sub-Adviser.

The Board concluded that it was generally satisfied with the nature, quality and extent of services to be provided by the Investment Manager and its affiliates and Epoch and its affiliates.

Performance

The Board noted that since the New Funds have not yet commenced operations, there was no performance information available. The Board, however, considered the performance of portfolios that were expected to be similar to the portfolio composition of the New Funds. The Board considered the Investment Manager's investment risk oversight process, which would include monitoring and evaluating the performance results of the New Funds, including those that are proposed to be managed by the Sub-Adviser.

Profitability

The Board noted that, as part of the annual contract review process, the Board received and considered a detailed profitability analysis of the Investment Manager. The Board also noted that since the New Funds have not yet commenced operations, there was no profitability information with respect to the New Funds. The Board further noted that it would have an opportunity to review the profitability earned by the Investment Manager and its affiliates from the New Funds in the context of future annual contract renewals.

Economies of Scale

The Board, including the Independent Directors, considered that although the Investment Manager's proposed advisory fee rate for each New Fund does not have breakpoints and thus would not include the potential to share economies of scale, if any, through reductions as assets grow, the Board considered that economics of scale may be shared in a number of ways, including through fee and expense waivers and reimbursements. The Board also considered the anticipated asset levels of the New Funds upon commencement of operations and determined that it would not be necessary to consider the implementation of breakpoints at this time.

Other Benefits

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the New Funds, but also so-called “fallout benefits” to the Investment Manager and the Sub-Adviser, such as the engagement of the Investment Manager or affiliates of the Investment Manager as paid service providers to the New Funds, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-l fees received by affiliates of the Investment Manager. The Board also considered that the Investment Manager and Sub-Adviser may use third-party research obtained by soft dollars generated by certain portfolio transactions to assist itself in managing all or a number of its client accounts. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the New Funds, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each New Fund to approve the Investment Management Agreement and the Sub-Advisory Agreement, if applicable.

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 866-416-4031. The following chart lists Directors and Officers as of July 31, 2013.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 61	Chairman and Director	Chairman since 6/20/13; Director since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor, Stonepoint Capital 2008-2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008.	19	Director, Spruce Private Investors since 2012; Director, USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009. President of Christ Church Trustees since 2008; Chairman and Trustee of Whittier College since 1995.
PETER B.M. EBY c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 75	Director	Since: 6/6/02	Retired.	19	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited since May 2000.
JAMES E. KELLY c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 62	Director	Since: 12/18/08	Consultant, financial services attorney and real estate investor; teacher at Empire State College from March 2008 through September 2010; senior advisor to New York State Banking Department during 2009; Trustee of Albany Law School since 1998, Vice-Chairman since 2013, Member of the Nominating Committee 2004 to 2011, Member of the Finance Committee and Chair of Long Range Planning Committee since 2010; Director from 2002 to 2009 and President from 2004 to 2008 of the Allen Bass Fund, Inc.	19	Chairman of Board Long Range Planning Committee since 2010.
LAWRENCE J. TOAL c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 76	Director	Since: 12/12/95	Retired.	19	None.
Interested Director
Barbara F. Palk††† c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 62	Director	Since: 12/17/10	Senior Vice President — Wholesale Banking TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	19	Director of Ontario Teachers' Pension Plan Board since 2011; Queens University; Greenwood College School; The Perimeter Institute; The Shaw Festival; The Canadian Coalition for Good Governance.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of July 31, 2013.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 399 Park Avenue, 32nd Floor New York, NY 10022 Age: 50	President and Chief Executive Officer	Since: 12/6/11	Chief Administrative Officer of Epoch Investment Partners since March 2013 and President and Chief Executive Officer of TD Asset Management USA Funds Inc. Previously, Chief Operating Officer of TD Asset Management Inc. from September 2010 to March 2013; Vice Chair of TD Asset Management since 2007; Officer of The Investment Manager since April 2010 and Chief Operating Officer of The Investment Manager since December 2010.
MAYA GITTENS c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 49	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 45	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 42	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 59	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.
MICHELE R. TEICHNER c/o TDAM USA Inc. 31 West 52nd Street, 18th Floor New York, NY 10019 Age: 54	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director.
†	The table shows the time period for which each individual has served an Officer. There is no set term of office for Officers.

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TDAMSAR03

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to, nor any waivers granted from, the code of ethics.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

                                   Kevin LeBlanc, President

Date October 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President

                                    Kevin LeBlanc, President

Date October 3, 2013

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

                                   Eric Kleinschmidt, Treasurer

Date October 3, 2013